UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

800 Boylston Street

Boston, MA 02199

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Vice President

800 Boylston Street

Boston, MA 02199

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2013, originally filed with the Securities and Exchange Commission on September 5, 2013, (Accession Number 0001144204-13-049333) to revise the Annual Report of FQF Trust solely with regard to Item 12(a)(1) of the Form (Exhibits). The sole purpose of this amendment is to attach as an exhibit the Code of Ethics referenced in Item 2 of the Form.  Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any respect.

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2013

Before investing you should carefully consider a Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds are increasing in value, a Fund's short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are typically bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset's sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. Russell 1000 is an index of approximately 1000 of the largest companies in the U.S. Equity market. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units by Authorized Participants. The purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

i	Shareholder Letter
iii	Management Discussion of Fund Performance
Schedules of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
22	QuantShares U.S. Market Neutral Anti-Beta Fund
29	Statements of Assets and Liabilities
30	Statements of Operations
31	Statements of Changes in Net Assets
34	Financial Highlights
36	Notes to Financial Statements
50	Report of Independent Registered Public Accounting Firm
51	Expense Examples
53	Additional Information
54	Trustees and Officers of FQF Trust

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones', CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

Dear Shareholder,

This Annual Report for the QuantShares ETFs covers the period from July 1, 2012 through June 30, 2013 (the “annual period”). During the annual period, the Funds’ NAV returns were as follows:

QuantShares U.S. Market Neutral Momentum Fund (“MOM”)	-5.60%
QuantShares U.S. Market Neutral Value Fund (“CHEP”)	15.09%
QuantShares U.S. Market Neutral Size Fund (“SIZ”)	2.25%
QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”)	-11.31%

2012 was the first full calendar year of operations for the QuantShares ETFs (“Funds”). The QuantShares family of ETFs currently consists of four factor based market neutral ETFs. The Funds seek to track indexes that are designed to provide market neutral exposure to key investment factors, such as Value, Small Size, Momentum and Beta, which have both a deep academic background and can be implemented in an ETF. The products are the first of their kind that incorporate long/short market neutral strategies using physical securities in an ETF vehicle.

Over the last year, we have seen the U.S. economy slowly return to a more stable footing. Businesses are expressing cautious optimism and real progress made in some of the hardest hit sectors of the economy. There has been a resurgence in U.S. manufacturing, and the housing sector is starting to show signs of life after being devastated by the U.S. real estate collapse. The U.S. consumer has shown remarkable resiliency; bolstered by both rising equity markets and home prices, coupled with shoring up their financial situations in the wake of the Great Recession. We have seen the consumer emerge with a fairly healthy outlook on the future, which is helping to fuel modest growth and domestic consumption.

The global outlook continues to appear fragile to us. Europe continues to struggle as the core Eurozone countries are left to make difficult decisions in regards to the peripheral nations. Concerns about structural imbalances between northern and southern European economies persist. While Asia is in the midst of a transformation, China’s economy/growth has slowed. However, we believe the new government is taking steps to ensure that future growth is more predictable and less susceptible to boom and bust cycles. Japan is determined to reverse a multi decade battle with deflation by embarking on an unconventional monetary policy with the hope of jump-starting growth. Tensions continue to flare in the Middle East, putting the region and world on notice, which has ripple effects in the global markets especially the commodity markets. This trying backdrop has made international (both developed and emerging) investing more unpredictable than the recent past.

The domestic investing environment in 2012 and the first half of 2013 can be characterized as trending, as we have seen equity markets gradually gain strength over the past year. The Standard & Poor’s (S&P) 500 Index(1) had strong monthly performance over the annual period, having five months register more than 2% return; and the first half of 2013 provided the S&P 500 its best performance since 1998. Helping the equity markets move higher was the lack of volatility(2) in the market, which is the opposite of what was experienced in our last annual period, where we noted volatility as the over-arching theme. The S&P 500 Index has had only two down months during the annual period, October 2012 and June 2013, and one down quarter (Q4 2012) where the S&P 500 Index was barely down, falling -0.38%.

i

The third quarter of 2012, the start of the annual period, was characterized by very strong equity markets with the S&P 500 Index posting returns of 6.35%. The third quarter of 2012 was the start of four straight positive quarters for the QuantShares Value Fund (CHEP). As valuation has begun to matter again to the equity markets, CHEP has shown impressive month over month performance, registering ten out of 12 months positive returns for the period.

The QuantShares Anti-Beta Fund (BTAL) had a difficult year keeping pace with the persistent move higher in the equity markets from a total return perspective, as it finished the annual period down -11.23%. The Fund is designed to be long the low beta stocks and short the high beta stocks. Although its overall performance was negative, there were periods in which low beta stocks led the market higher and BTAL was able to participate with positive performance while being negatively correlated(3) to the broad equity markets. BTAL is best used as a portfolio hedging product, and exhibited some of its hedging qualities by finishing positive two months when the S&P 500 Index was negative (October 2012 and June 2013) during the annual period.

The QuantShares Momentum Fund (MOM) had a challenging year finishing the annual period down -5.56%, after a very solid prior annual period return. Momentum exhibited strength in certain time periods during the year, but struggled as new leaders emerged month to month to lead a broad market move higher.

Small cap stocks showed strength as the year progressed, with small cap indices, Russell 2000 Index(4) and Russell 3000 Index(5) posting even stronger returns than that of the S&P 500 Index. The QuantShares Size Fund (SIZ) exhibited consistency through the annual period, including six straight months of positive performance.

We believe that the QuantShares family of Market Neutral ETFs is positioned to perform even in the face of an ever changing global landscape, due to their uncorrelated return profile to the broad market and their ability to capture persistent market premiums with lower volatility.

As always, we thank you for your continued support.

Sincerely,

The QuantShares Team

The views expressed in this letter were those of FFCM, LLC as of June 30, 2013, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

QuantShares U.S. Market Neutral Momentum Fund (MOM):

The QuantShares U.S. Market Neutral Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (“DJUS Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, sector neutral and is not levered. The Index rebalances monthly by identifying the highest momentum stocks as long positions and lowest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low momentum prices stocks within the Dow Jones U.S. Index. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. Stocks with a higher return receive a higher ranking and stocks with a lower total return receive a lower ranking. Momentum investing entails investing in securities that have had above-average returns and shorting securities that have had below-average returns. The performance of the Fund will depend on the difference in the rate of return between its long positions and short positions.

During the annual period that began July 1, 2012 through June 30, 2013, the funds market price return was -7.28% and its NAV return was -5.60% (for an explanation of the market price returns and the NAV returns, please refer to Footnote 8 on page xi). The index returned -3.12% during the same period.

The Fund posted positive performance in four months during the annual period with monthly returns ranging from a low of -2.40% to a high of 3.86%. The best performing months for the Fund were July 2012 and February 2013 finishing up 3.86% and 0.78%, respectively. The worst performing months for the Fund were December 2012 and August 2012 finishing down -2.40% and -2.35%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum, or total returns over the first 12 of the last 13 months. During the annual period, the market rewarded low momentum stocks over high momentum stocks resulting in slightly negative performance for the Fund.

The Fund had an annualized volatility(2) of 9.21% for the annual period.

	Fund Sector Weights
As of 06/30/2013	% Long Weight	% Short Weight
Basic Materials	4.49%	-4.51%
Consumer Goods	9.98%	-9.98%
Consumer Services	13.74%	-14.02%
Energy	7.47%	-7.51%
Financials	20.01%	-19.99%
Health Care	8.98%	-9.01%
Industrials	18.46%	-18.46%
Technology	9.98%	-10.04%
Telecommunications	1.50%	-1.50%
Utilities	4.99%	-5.01%

	Portfolio Characteristics
As of 06/30/2013	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	16.84	16.33
Price to Book Ratio	2.76	2.66
Average Market Cap ($B)	15.55	18.21
Median Market Cap ($B)	5.69	6.36
Beta	1.21	1.06

Frequency of Distributions of Premiums and Discounts — MOM

For the period of July 1, 2012 through June 30, 2013

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	5	2.01%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	27	10.84%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	89	35.74%
Less than -0.5% below NAV (Discount)	128	51.41%
	249	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

MOM — QuantShares U.S. Market Neutral Momentum Fund
DJUS Momentum Index — Dow Jones U.S. Thematic Market Neutral Momentum Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2013 assuming the reinvestment of distributions.

Standardized Performance as of June 30, 2013

	1 Year	Since Inception
MOM NAV Return	-5.60%	-1.83%
MOM Market Price Return	-7.28%	-3.31%
DJUS Momentum Index	-3.12%	1.35%
Russell 1000 Index	20.97%	21.86%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns for more than one year are annualized. As stated in the current prospectus, the adviser has contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund exceed 1.49% of each Fund’s average net assets. The current gross expense ratio is 5.40%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Value Fund (CHEP):

The QuantShares U.S. Market Neutral Value Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (“DJUS Value Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the most undervalued stocks as long positions and the most overvalued stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low ranked stocks. Undervalued stocks within each sector receive higher rankings and overvalued stocks receive lower rankings. For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price(6), book to price(7), and cash flow from operations to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the difference in the rates of return between the long positions and the short positions.

During the annual period that began July 1, 2012 through June 30, 2013, the Fund’s market price return was 15.13% and its NAV return was 15.09% (for an explanation of the market price returns and the NAV returns, please refer to Footnote 8 on page xi). The Index returned 17.72% during the same period.

The Fund posted positive performance in ten months during the annual period, with monthly returns ranging from a low of -0.67% to a high of 3.95%. The best performing months for the Fund were May 2012 and January 2013 finishing up 3.95% and 2.86% respectively. The worst performing months for the Fund were July 2012 and April 2013 finishing down -0.67% and -0.04%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case valuation based on cash flow to price, earnings to price, and book to price. During the annual period, the market rewarded lower valuation companies over higher valuation companies resulting in positive performance for the Fund.

The Fund had an annualized volatility(2) of 6.72% for the annual period.

	Fund Sector Weights
As of 06/30/2013	% Long Weight	% Short Weight
Basic Materials	4.49%	-4.48%
Consumer Goods	9.96%	-9.93%
Consumer Services	13.93%	-13.92%
Energy	7.47%	-7.46%
Financials	20.46%	-20.40%
Health Care	9.45%	-9.44%
Industrials	17.93%	-17.92%
Technology	9.97%	-9.97%
Telecommunications	1.00%	-1.00%
Utilities	4.98%	-4.98%

	Portfolio Characteristics
As of 06/30/2013	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	10.53	26.62
Price to Book Ratio	1.45	5.71
Average Market Cap ($B)	20.97	13.33
Median Market Cap ($B)	7.19	6.97
Beta	1.14	1.12

v

Frequency of Distributions of Premiums and Discounts — CHEP

For the period of July 1, 2012 through June 30, 2013

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	2	0.80%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	54	21.69%
Equal to 0%	1	0.40%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	156	62.65%
Less than -0.5% below NAV (Discount)	36	14.46%
	249	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

CHEP — QuantShares U.S. Market Neutral Value Fund
DJUS Value Index — Dow Jones U.S. Thematic Market Neutral Value Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2013 assuming the reinvestment of distributions.

Standardized Performance as of June 30, 2013

	1 Year	Since Inception
CHEP NAV Return	15.09%	13.13%
CHEP Market Price Return	15.13%	13.17%
DJUS Value Index	17.72%	9.31%
Russell 1000 Index	20.97%	22.20%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns for more than one year are annualized. As stated in the current prospectus, the adviser has contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund exceed 1.49% of each Fund’s average net assets. The current gross expense ratio is 4.80%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Size Fund (SIZ):

The QuantShares U.S. Market Neutral Size Fund seeks performance that corresponds to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (“DJUS Size Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest capitalization stocks as long positions and highest capitalization stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of seeking the spread return between high and low ranked stocks. Stocks are ranked from smallest to largest by market capitalization within the Dow Jones U.S. Index. Size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities with above-average market capitalizations. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the annual period that began July 1, 2012 through June 30, 2013 the Fund’s market price return was 2.25% and its NAV return was 2.25% (for an explanation for the market price returns and the NAV returns, please refer to Footnote 8 on page xi). The Index returned 4.08% during the same period.

The Fund posted positive performance in eight months during the annual period, with monthly returns ranging from a low of -1.93% to a high of 1.66%. The best performing months for the Fund were December 2012 and May 2013 finishing up 1.66% and 1.39% respectively. The worst performing months for the Fund were July 2012 and April 2013 finishing down -1.93% and -1.29%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case market capitalization. During the annual period, the market slightly favored smaller cap names over larger cap names resulting in positive performance for the Fund.

The Fund had an annualized volatility(2) of 6.27% for the annual period.

	Fund Sector Weights
As of 06/30/2013	% Long Weight	% Short Weight
Basic Materials	4.47%	-4.49%
Consumer Goods	9.95%	-9.95%
Consumer Services	14.42%	-14.22%
Energy	7.46%	-7.45%
Financials	19.42%	-19.40%
Health Care	8.95%	-8.87%
Industrials	18.41%	-18.40%
Technology	9.96%	-10.00%
Telecommunications	1.50%	-1.49%
Utilities	4.97%	-4.99%

	Portfolio Characteristics
As of 06/30/2013	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	16.93	15.37
Price to Book Ratio	2.42	2.99
Average Market Cap ($B)	2.73	61.43
Median Market Cap ($B)	2.66	36.03
Beta	1.20	0.94

Frequency of Distributions of Premiums and Discounts — SIZ

For the period of July 1, 2012 through June 30, 2013

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	3	1.20%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	30	12.05%
Equal to 0%	1	0.40%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	167	67.07%
Less than -0.5% below NAV (Discount)	48	19.28%
	249	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

SIZ — QuantShares U.S. Market Neutral Size Fund
DJUS Size Index — Dow Jones U.S. Thematic Market Neutral Size Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2013 assuming the reinvestment of distributions.

Standardized Performance as of June 30, 2013

	1 Year	Since Inception
SIZ NAV Return	2.25%	2.50%
SIZ Market Price Return	2.25%	2.54%
DJUS Size Index	4.08%	3.19%
Russell 1000 Index	20.97%	21.86%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns for more than one year are annualized. As stated in the current prospectus, the adviser has contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund exceed 1.49% of each Fund’s average net assets. The current gross expense ratio is 5.26%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL):

The QuantShares U.S. Market Neutral Anti-Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (“DJUS Anti-Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest beta stocks as long positions and highest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high beta stocks. Low beta stocks are those stocks that are less volatile than the market index, and high beta stocks are those stocks that are more volatile than the market index. Anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the annual period that began July 1, 2012 through June 30, 2013, the fund’s market price return was -11.30% and its NAV return was -11.31% (for an explanation of the market price return and the NAV returns, please refer to Footnote 8 on page xi). The index returned -9.52% during the same period.

The Fund posted positive performance in six months during the annual period with monthly returns ranging from a low of -5.63% to a high of 2.47%. The best performing months for the Fund were February 2013 and April 2013 finishing up 2.47% and 1.76% respectively. The worst performing months for the Fund were December 2012 and May 2103 finishing down -5.03% and -5.63%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the annual period, the market tended to favor higher beta stocks over lower beta stocks, resulting in negative performance for the Fund.

The Fund had annualized volatility(2) of 12.35% for the annual period.

	Fund Sector Weights
As of 06/30/2013	% Long Weight	% Short Weight
Basic Materials	4.50%	-4.47%
Consumer Goods	9.96%	-9.96%
Consumer Services	13.94%	-13.96%
Energy	7.48%	-7.48%
Financials	19.95%	-19.99%
Health Care	9.47%	-9.47%
Industrials	17.44%	-17.43%
Technology	10.50%	-10.49%
Telecommunications	1.50%	-1.50%
Utilities	5.00%	-4.98%

	Portfolio Characteristics
As of 06/30/2013	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	17.89	16.36
Price to Book Ratio	2.96	2.36
Average Market Cap ($B)	24.47	10.18
Median Market Cap ($B)	9.57	4.59
Beta	0.51	1.60

Frequency of Distributions of Premiums and Discounts — BTAL

For the period of July 1, 2012 through June 30, 2013

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	11	4.42%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	72	28.92%
Equal to 0%	1	0.40%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	132	53.01%
Less than -0.5% below NAV (Discount)	33	13.25%
	249	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAL — QuantShares U.S. Market Neutral Anti-Beta Fund
DJUS Anti-Beta Index — Dow Jones U.S. Thematic Market Neutral Anti-Beta Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2013 assuming the reinvestment of distributions.

Standardized Performance as of June 30, 2013

	1 Year	Since Inception
BTAL NAV Return	-11.31%	-14.16%
BTAL Market Price Return	-11.30%	-14.08%
DJUS Anti-Beta Index	-9.52%	-6.26%
Russell 1000 Index	20.97%	22.20%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns for more than one year are annualized. As stated in the current prospectus, the adviser has contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses if any) of the Fund exceed 1.49% of each Fund’s average net assets. The current gross expense ratio is 4.74%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

x

Footnotes to Management Discussion of Fund Performance:

(1)	S&P 500 — Standard & Poor’s 500 Stock Index, consists of 500 large cap common stocks actively traded on the NYSE and NASDAQ
(2)	Volatility — A statistical measure of the dispersion of returns for a given security or market index.
(3)	Correlation — A statistical measure of how two securities move in relation to each other.
(4)	Russell 2000 — Russell 2000 Index, measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market cap of that index.
(5)	Russell 3000 — Russell 3000 Index, measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
(6)	Price / Earnings Ratio — Market Value per share / Earning per share
(7)	Price / Book Ratio — Stock Price / Total Assets - Intangible Assets and Liabilities
(8)	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Common Stocks Held Long – 89.9%
Aerospace & Defense – 1.4%
Alliant Techsystems, Inc.(a)	66	$5,434
DigitalGlobe, Inc.*	174	5,396
Huntington Ingalls Industries, Inc.	96	5,422
		16,252
Airlines – 1.4%
Alaska Air Group, Inc.(a)*	104	5,408
Delta Air Lines, Inc.*	289	5,407
Southwest Airlines Co.	417	5,375
		16,190
Auto Components – 1.4%
Delphi Automotive plc	106	5,373
Tenneco, Inc.*	119	5,388
TRW Automotive Holdings Corp.*	81	5,382
		16,143
Automobiles – 0.5%
Tesla Motors, Inc.(a)*	50	5,372
Beverages – 0.5%
Constellation Brands, Inc., Class A*	104	5,420
Biotechnology – 4.0%
Alkermes plc*	186	5,334
Biogen Idec, Inc.*	25	5,380
Celgene Corp.*	46	5,378
Gilead Sciences, Inc.*	105	5,377
Isis Pharmaceuticals, Inc.*	197	5,293
Onyx Pharmaceuticals, Inc.(a)*	62	5,383
Pharmacyclics, Inc.(a)*	67	5,325
Regeneron Pharmaceuticals, Inc.(a)*	24	5,397
Seattle Genetics, Inc.*	170	5,348
		48,215
Building Products – 1.8%
A.O. Smith Corp.	147	5,333
Fortune Brands Home & Security, Inc.	139	5,385
Masco Corp.	276	5,379
USG Corp.(a)*	231	5,325
		21,422
Capital Markets – 5.4%
Affiliated Managers Group, Inc.(a)*	34	5,574
Ameriprise Financial, Inc.	67	5,419
BlackRock, Inc.	21	5,394
Charles Schwab Corp./The	253	5,371
Eaton Vance Corp.	143	5,375
Franklin Resources, Inc.	40	5,441
Goldman Sachs Group, Inc./The	36	5,445
Invesco Ltd.	169	5,374

	Number of Shares	Value
Morgan Stanley	220	$5,375
SEI Investments Co.	189	5,373
State Street Corp.	82	5,347
Waddell & Reed Financial, Inc., Class A	124	5,394
		64,882
Chemicals – 3.1%
Axiall Corp.	127	5,408
Eastman Chemical Co.	76	5,321
LyondellBasell Industries N.V., Class A(a)	81	5,367
PolyOne Corp.	216	5,352
PPG Industries, Inc.(a)	37	5,417
Valspar Corp./The	83	5,368
Westlake Chemical Corp.(a)	56	5,399
		37,632
Commercial Banks – 0.5%
Popular, Inc.*	178	5,399
Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	126	5,388
Communications Equipment – 0.9%
Cisco Systems, Inc.	220	5,348
ViaSat, Inc.*	75	5,360
		10,708
Computers & Peripherals – 2.2%
3D Systems Corp.(a)*	122	5,356
NCR Corp.*	163	5,377
SanDisk Corp.*	88	5,377
Seagate Technology plc	120	5,379
Western Digital Corp.	86	5,340
		26,829
Construction & Engineering – 0.9%
AECOM Technology Corp.(a)*	171	5,436
Chicago Bridge & Iron Co. N.V.	90	5,370
		10,806
Construction Materials – 1.3%
Eagle Materials, Inc.(a)	81	5,368
Martin Marietta Materials, Inc.	54	5,315
Vulcan Materials Co.	110	5,325
		16,008
Consumer Finance – 0.9%
Portfolio Recovery Associates, Inc.*	35	5,377
SLM Corp.	236	5,395
		10,772
Containers & Packaging – 0.9%
Packaging Corp. of America	110	5,386
Rock Tenn Co., Class A(a)	54	5,393
		10,779

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Diversified Consumer Services – 0.5%
H&R Block, Inc.	194	$5,384
Diversified Financial Services – 3.1%
Bank of America Corp.	419	5,388
CBOE Holdings, Inc.	116	5,410
Citigroup, Inc.	112	5,373
JPMorgan Chase & Co.	102	5,385
Leucadia National Corp.	205	5,375
Moody's Corp.	88	5,362
NYSE Euronext	130	5,382
		37,675
Electric Utilities – 1.8%
American Electric Power Co., Inc.	120	5,373
IDACORP, Inc.	113	5,397
ITC Holdings Corp.	59	5,387
Portland General Electric Co.	175	5,353
		21,510
Electrical Equipment – 1.3%
Belden, Inc.	107	5,343
Eaton Corp. plc	82	5,396
EnerSys, Inc.	110	5,394
		16,133
Electronic Equipment, Instruments & Components – 0.4%
FEI Co.	73	5,328
Energy Equipment & Services – 0.9%
Bristow Group, Inc.	82	5,356
Oceaneering International, Inc.	74	5,343
		10,699
Food & Staples Retailing – 0.9%
Rite Aid Corp.*	1,915	5,477
Walgreen Co.	122	5,392
		10,869
Food Products – 0.9%
Flowers Foods, Inc.	245	5,402
Green Mountain Coffee Roasters, Inc.*	72	5,405
		10,807
Gas Utilities – 1.3%
Atmos Energy Corp.	131	5,379
National Fuel Gas Co.	92	5,331
UGI Corp.	137	5,358
		16,068
Health Care Providers & Services – 2.3%
Brookdale Senior Living, Inc.*	204	5,394
Community Health Systems, Inc.	115	5,391
Health Management Associates, Inc., Class A*	341	5,360
Tenet Healthcare Corp.(a)*	117	5,394

	Number of Shares	Value
Universal Health Services, Inc., Class B(a)	81	$5,424
		26,963
Hotels, Restaurants & Leisure – 1.3%
Domino's Pizza, Inc.	92	5,350
Six Flags Entertainment Corp.	152	5,344
Vail Resorts, Inc.	87	5,352
		16,046
Household Durables – 3.6%
Jarden Corp.*	122	5,337
Leggett & Platt, Inc.	172	5,347
Lennar Corp., Class A	149	5,370
Mohawk Industries, Inc.(a)*	48	5,400
Newell Rubbermaid, Inc.	204	5,355
PulteGroup, Inc.*	286	5,425
Tupperware Brands Corp.	69	5,361
Whirlpool Corp.(a)	47	5,375
		42,970
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.	201	5,367
Insurance – 4.1%
Assured Guaranty Ltd.	245	5,405
CNO Financial Group, Inc.	416	5,391
First American Financial Corp.	243	5,356
Genworth Financial, Inc., Class A*	474	5,408
Hartford Financial Services Group, Inc.	175	5,411
Lincoln National Corp.	148	5,397
MBIA, Inc.*	412	5,484
Principal Financial Group, Inc.	144	5,393
XL Group plc	177	5,367
		48,612
Internet & Catalog Retail – 0.4%
Netflix, Inc.(a)*	25	5,277
Internet Software & Services – 2.7%
Akamai Technologies, Inc.*	126	5,361
AOL, Inc.(a)*	147	5,363
CoStar Group, Inc.(a)*	41	5,292
GOOGLE, Inc., Class A(a)*	6	5,282
LinkedIn Corp., Class A(a)*	30	5,349
Yahoo!, Inc.*	215	5,399
		32,046
IT Services – 2.2%
Computer Sciences Corp.	123	5,384
CoreLogic, Inc.*	233	5,399
FleetCor Technologies, Inc.(a)*	66	5,366
MAXIMUS, Inc.	72	5,362
SAIC, Inc.	387	5,391
		26,902

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Life Sciences Tools & Services – 1.4%
Life Technologies Corp.*	73	$5,403
PAREXEL International Corp.*	117	5,375
Thermo Fisher Scientific, Inc.	64	5,416
		16,194
Machinery – 3.6%
Colfax Corp.*	103	5,367
Crane Co.	91	5,453
Flowserve Corp.	99	5,347
Manitowoc Co., Inc./The	299	5,355
Middleby Corp.(a)*	31	5,273
Oshkosh Corp.*	142	5,392
Terex Corp.*	204	5,365
Trinity Industries, Inc.	140	5,381
		42,933
Media – 4.5%
AMC Networks, Inc., Class A*	82	5,364
CBS Corp., Class B	110	5,376
Charter Communications, Inc., Class A(a)*	43	5,325
Gannett Co., Inc.	220	5,381
Lamar Advertising Co., Class A*	124	5,382
Liberty Global plc, Class A*	73	5,408
News Corp., Class A	166	5,412
Sirius XM Radio, Inc.	1,621	5,430
Starz, Class A*	243	5,370
Time Warner, Inc.(a)	93	5,377
		53,825
Metals & Mining – 0.4%
Worthington Industries, Inc.	168	5,327
Multi-Utilities – 0.5%
Sempra Energy	66	5,396
Oil, Gas & Consumable Fuels – 5.4%
Cabot Oil & Gas Corp.(a)	76	5,397
Cheniere Energy, Inc.*	193	5,358
EQT Corp.(a)	68	5,397
Gulfport Energy Corp.*	115	5,413
Hess Corp.	81	5,386
HollyFrontier Corp.	126	5,390
Marathon Petroleum Corp.(a)	76	5,401
Phillips 66	91	5,361
SemGroup Corp., Class A	99	5,332
Tesoro Corp.(a)	102	5,337
Valero Energy Corp.	155	5,389
Western Refining, Inc.	190	5,333
		64,494
Paper & Forest Products – 0.9%
International Paper Co.	122	5,406
Louisiana-Pacific Corp.*	362	5,354
		10,760

	Number of Shares	Value
Pharmaceuticals – 0.4%
Actavis, Inc.*	42	$5,301
Professional Services – 0.4%
Manpowergroup, Inc.	98	5,370
Real Estate Investment Trusts (REITs) – 3.6%
American Realty Capital Properties, Inc.	351	5,356
Corrections Corp. of America	160	5,419
Extra Space Storage, Inc.	127	5,325
Geo Group, Inc./The	158	5,364
Lexington Realty Trust	461	5,385
Omega Healthcare Investors, Inc.	171	5,304
Weyerhaeuser Co.	189	5,385
WP Carey, Inc.	81	5,360
		42,898
Real Estate Management & Development – 0.5%
Howard Hughes Corp./The*	48	5,380
Road & Rail – 1.8%
Avis Budget Group, Inc.(a)*	187	5,376
Genesee & Wyoming, Inc., Class A(a)*	63	5,345
Hertz Global Holdings, Inc.*	217	5,382
Kansas City Southern(a)	51	5,404
		21,507
Semiconductors & Semiconductor Equipment – 2.2%
Applied Materials, Inc.	363	5,412
Cree, Inc.(a)*	84	5,364
First Solar, Inc.*	118	5,278
Micron Technology, Inc.*	376	5,388
Semtech Corp.*	154	5,395
		26,837
Software – 1.8%
Cadence Design Systems, Inc.*	371	5,372
Electronic Arts, Inc.*	235	5,398
NetSuite, Inc.(a)*	59	5,413
Symantec Corp.	241	5,415
		21,598
Specialty Retail – 2.7%
Cabela's, Inc.(a)*	83	5,375
CarMax, Inc.*	116	5,355
GameStop Corp., Class A	126	5,296
Home Depot, Inc./The(a)	70	5,423
Lowe's Cos., Inc.	131	5,358
Signet Jewelers Ltd.	80	5,394
		32,201
Textiles, Apparel & Luxury Goods – 0.9%
Fifth & Pacific Cos., Inc.*	241	5,384
Hanesbrands, Inc.	104	5,348
		10,732

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Thrifts & Mortgage Finance – 0.4%
Ocwen Financial Corp.*	130	$5,359
Trading Companies & Distributors – 0.9%
MRC Global, Inc.*	195	5,386
United Rentals, Inc.*	107	5,340
		10,726
Water Utilities – 0.5%
Aqua America, Inc.	172	5,382
Wireless Telecommunication Services – 1.4%
SBA Communications Corp., Class A(a)*	73	5,411
Sprint Nextel Corp.*	768	5,391
T-Mobile US, Inc.*	217	5,384
		16,186
Total Common Stocks Held Long
(Cost $979,805)		1,075,279
Securities Sold Short – (89.9%)
Aerospace & Defense – (1.3%)
Esterline Technologies Corp.*	(74)	(5,350)
Spirit Aerosystems Holdings, Inc., Class A*	(250)	(5,370)
Textron, Inc.	(206)	(5,366)
		(16,086)
Air Freight & Logistics – (1.3%)
C.H. Robinson Worldwide, Inc.	(96)	(5,406)
Expeditors International of Washington, Inc.	(141)	(5,360)
FedEx Corp.	(54)	(5,323)
		(16,089)
Auto Components – (0.9%)
BorgWarner, Inc.*	(62)	(5,341)
Gentex Corp.	(233)	(5,371)
		(10,712)
Automobiles – (0.5%)
Harley-Davidson, Inc.	(98)	(5,372)
Beverages – (1.4%)
Beam, Inc.	(85)	(5,364)
Coca-Cola Co./The	(134)	(5,375)
Monster Beverage Corp.*	(89)	(5,409)
		(16,148)
Biotechnology – (1.8%)
Alexion Pharmaceuticals, Inc.*	(58)	(5,350)
Cepheid, Inc.*	(155)	(5,335)
Incyte Corp. Ltd.*	(243)	(5,346)
Medivation, Inc.*	(110)	(5,412)
		(21,443)
Capital Markets – (0.5%)
Stifel Financial Corp.*	(152)	(5,422)

	Number of Shares	Value
Chemicals – (0.9%)
Cabot Corp.	(143)	$(5,351)
Scotts Miracle-Gro Co./The, Class A	(111)	(5,362)
		(10,713)
Commercial Banks – (4.9%)
Bank of Hawaii Corp.	(107)	(5,384)
BB&T Corp.	(159)	(5,387)
Cullen/Frost Bankers, Inc.	(81)	(5,409)
East West Bancorp, Inc.	(196)	(5,390)
FirstMerit Corp.	(267)	(5,348)
Fulton Financial Corp.	(469)	(5,384)
Hancock Holding Co.	(179)	(5,383)
PNC Financial Services Group, Inc.	(74)	(5,396)
Prosperity Bancshares, Inc.	(103)	(5,334)
U.S. Bancorp	(149)	(5,386)
Webster Financial Corp.	(209)	(5,367)
		(59,168)
Commercial Services & Supplies – (0.4%)
Clean Harbors, Inc.*	(106)	(5,356)
Communications Equipment – (0.9%)
F5 Networks, Inc.*	(78)	(5,366)
Riverbed Technology, Inc.*	(344)	(5,353)
		(10,719)
Computers & Peripherals – (0.9%)
Apple, Inc.	(14)	(5,545)
EMC Corp.	(228)	(5,386)
		(10,931)
Containers & Packaging – (1.8%)
AptarGroup, Inc.	(97)	(5,355)
Ball Corp.	(128)	(5,317)
Silgan Holdings, Inc.	(114)	(5,354)
Sonoco Products Co.	(156)	(5,393)
		(21,419)
Diversified Consumer Services – (0.4%)
Apollo Group, Inc., Class A*	(302)	(5,351)
Diversified Financial Services – (0.4%)
MSCI, Inc.*	(161)	(5,356)
Diversified Telecommunication Services – (1.4%)
AT&T, Inc.	(152)	(5,381)
CenturyLink, Inc.	(152)	(5,373)
Level 3 Communications, Inc.*	(256)	(5,397)
		(16,151)
Electric Utilities – (3.2%)
Duke Energy Corp.	(80)	(5,400)
Edison International	(112)	(5,394)
Exelon Corp.	(174)	(5,373)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
FirstEnergy Corp.	(143)	$(5,340)
Hawaiian Electric Industries, Inc.	(213)	(5,391)
Southern Co./The	(122)	(5,384)
Xcel Energy, Inc.	(190)	(5,384)
		(37,666)
Electrical Equipment – (0.9%)
Regal-Beloit Corp.	(83)	(5,382)
Rockwell Automation, Inc.	(64)	(5,321)
		(10,703)
Electronic Equipment, Instruments & Components – (2.7%)
Arrow Electronics, Inc.*	(136)	(5,420)
Avnet, Inc.*	(160)	(5,376)
FLIR Systems, Inc.	(199)	(5,367)
Jabil Circuit, Inc.	(266)	(5,421)
National Instruments Corp.	(193)	(5,392)
Trimble Navigation Ltd.*	(207)	(5,384)
		(32,360)
Energy Equipment & Services – (1.8%)
Core Laboratories N.V.	(36)	(5,460)
National Oilwell Varco, Inc.	(78)	(5,374)
Rowan Cos., plc, Class A*	(158)	(5,383)
Weatherford International Ltd.*	(392)	(5,370)
		(21,587)
Food & Staples Retailing – (1.4%)
Casey's General Stores, Inc.	(90)	(5,414)
Fresh Market, Inc./The*	(108)	(5,370)
United Natural Foods, Inc.*	(99)	(5,345)
		(16,129)
Food Products – (1.8%)
Archer-Daniels-Midland Co.	(158)	(5,358)
Bunge Ltd.	(76)	(5,378)
Mead Johnson Nutrition Co.	(68)	(5,388)
TreeHouse Foods, Inc.*	(82)	(5,374)
		(21,498)
Health Care Equipment & Supplies - (2.7%)
C.R. Bard, Inc.	(50)	(5,434)
DENTSPLY International, Inc.	(131)	(5,366)
Edwards Lifesciences Corp.*	(80)	(5,376)
IDEXX Laboratories, Inc.*	(60)	(5,387)
Intuitive Surgical, Inc.*	(11)	(5,572)
Varian Medical Systems, Inc.*	(80)	(5,396)
		(32,531)
Health Care Providers & Services – (2.3%)
Humana, Inc.	(64)	(5,400)
Quest Diagnostics, Inc.	(89)	(5,396)
UnitedHealth Group, Inc.	(82)	(5,369)
WellCare Health Plans, Inc.*	(96)	(5,333)
WellPoint, Inc.	(66)	(5,402)
		(26,900)

	Number of Shares	Value
Hotels, Restaurants & Leisure – (2.7%)
Carnival Corp.	(157)	$(5,384)
Chipotle Mexican Grill, Inc.*	(15)	(5,465)
Darden Restaurants, Inc.	(106)	(5,351)
Marriott International, Inc., Class A	(133)	(5,369)
McDonald's Corp.	(54)	(5,346)
Yum! Brands, Inc.	(77)	(5,339)
		(32,254)
Household Durables – (0.4%)
Tempur Sealy International, Inc.*	(122)	(5,356)
Household Products – (0.5%)
Church & Dwight Co., Inc.	(87)	(5,369)
Independent Power Producers & Energy Traders – (0.4%)
AES Corp./The	(447)	(5,360)
Industrial Conglomerates – (0.5%)
Danaher Corp.	(85)	(5,381)
Insurance – (2.3%)
Loews Corp.	(121)	(5,372)
Mercury General Corp.	(123)	(5,407)
RenaissanceRe Holdings Ltd.	(62)	(5,381)
W.R. Berkley Corp.	(132)	(5,394)
Willis Group Holdings plc	(132)	(5,383)
		(26,937)
Internet Software & Services – (0.9%)
Facebook, Inc., Class A*	(217)	(5,395)
Rackspace Hosting, Inc.*	(142)	(5,380)
		(10,775)
IT Services – (1.8%)
Global Payments, Inc.	(116)	(5,373)
Teradata Corp.*	(108)	(5,425)
Total System Services, Inc.	(220)	(5,385)
Western Union Co./The	(316)	(5,407)
		(21,590)
Leisure Equipment & Products – (0.4%)
Polaris Industries, Inc.	(56)	(5,320)
Life Sciences Tools & Services – (0.4%)
Agilent Technologies, Inc.	(125)	(5,345)
Machinery – (4.5%)
Caterpillar, Inc.	(65)	(5,362)
CLARCOR, Inc.	(102)	(5,325)
Deere & Co.	(66)	(5,362)
Donaldson Co., Inc.	(150)	(5,349)
Joy Global, Inc.	(111)	(5,387)
SPX Corp.	(74)	(5,326)
Stanley Black & Decker, Inc.	(69)	(5,334)
Timken Co.	(95)	(5,347)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Woodward, Inc.	(134)	$(5,360)
Xylem, Inc./NY	(200)	(5,388)
		(53,540)
Metals & Mining – (2.7%)
Alcoa, Inc.	(687)	(5,372)
Allegheny Technologies, Inc.	(205)	(5,394)
Carpenter Technology Corp.	(119)	(5,363)
Freeport-McMoRan Copper & Gold, Inc.	(195)	(5,384)
Newmont Mining Corp.	(182)	(5,451)
Royal Gold, Inc.	(129)	(5,428)
		(32,392)
Multiline Retail – (2.3%)
Dollar General Corp.*	(106)	(5,346)
Dollar Tree, Inc.*	(106)	(5,389)
Family Dollar Stores, Inc.	(87)	(5,421)
J.C. Penney Co., Inc.*	(316)	(5,397)
Kohl's Corp.	(106)	(5,354)
		(26,907)
Multi-Utilities – (1.4%)
Consolidated Edison, Inc.	(93)	(5,423)
MDU Resources Group, Inc.	(206)	(5,337)
PG&E Corp.	(118)	(5,396)
		(16,156)
Oil, Gas & Consumable Fuels – (5.8%)
Apache Corp.	(64)	(5,365)
Concho Resources, Inc.*	(64)	(5,358)
Continental Resources, Inc.*	(63)	(5,422)
Devon Energy Corp.	(104)	(5,396)
Exxon Mobil Corp.	(60)	(5,421)
Kodiak Oil & Gas Corp.*	(600)	(5,334)
Newfield Exploration Co.*	(226)	(5,399)
Occidental Petroleum Corp.	(60)	(5,354)
Peabody Energy Corp.	(369)	(5,402)
QEP Resources, Inc.	(194)	(5,389)
SM Energy Co.	(89)	(5,338)
Whiting Petroleum Corp.*	(117)	(5,393)
World Fuel Services Corp.	(135)	(5,397)
		(69,968)
Paper & Forest Products – (0.4%)
Domtar Corp.	(80)	(5,320)
Pharmaceuticals – (1.3%)
Allergan, Inc.	(64)	(5,391)
Endo Health Solutions, Inc.*	(145)	(5,335)
Hospira, Inc.*	(140)	(5,363)
		(16,089)
Professional Services – (0.4%)
IHS, Inc., Class A*	(51)	(5,323)

	Number of Shares	Value
Real Estate Investment Trusts (REITs) – (9.0%)
Alexandria Real Estate Equities, Inc.	(81)	$(5,323)
American Campus Communities, Inc.	(131)	(5,327)
American Capital Agency Corp.	(235)	(5,403)
Annaly Capital Management, Inc.	(429)	(5,393)
AvalonBay Communities, Inc.	(40)	(5,396)
Boston Properties, Inc.	(51)	(5,379)
BRE Properties, Inc.	(107)	(5,352)
Camden Property Trust	(77)	(5,324)
Digital Realty Trust, Inc.	(88)	(5,368)
Equity Residential	(92)	(5,342)
Essex Property Trust, Inc.	(34)	(5,403)
Federal Realty Investment Trust	(52)	(5,391)
Hatteras Financial Corp.	(219)	(5,396)
Home Properties, Inc.	(82)	(5,360)
LaSalle Hotel Properties	(217)	(5,360)
Mid-America Apartment Communities, Inc.	(79)	(5,354)
Post Properties, Inc.	(108)	(5,345)
Taubman Centers, Inc.	(71)	(5,336)
UDR, Inc.	(211)	(5,378)
Vornado Realty Trust	(65)	(5,385)
		(107,315)
Road & Rail – (0.9%)
Con-way, Inc.	(136)	(5,299)
Landstar System, Inc.	(104)	(5,356)
		(10,655)
Semiconductors & Semiconductor Equipment – (1.8%)
Altera Corp.	(163)	(5,377)
Intel Corp.	(222)	(5,377)
Marvell Technology Group Ltd.	(460)	(5,387)
Skyworks Solutions, Inc.*	(246)	(5,385)
		(21,526)
Software – (4.5%)
Citrix Systems, Inc.*	(90)	(5,430)
FactSet Research Systems, Inc.	(53)	(5,403)
Fortinet, Inc.*	(315)	(5,512)
Informatica Corp.*	(154)	(5,387)
MICROS Systems, Inc.*	(125)	(5,394)
Nuance Communications, Inc.*	(293)	(5,385)
Red Hat, Inc.*	(113)	(5,403)
SolarWinds, Inc.*	(138)	(5,356)
TIBCO Software, Inc.*	(252)	(5,393)
VMware, Inc., Class A*	(81)	(5,426)
		(54,089)
Specialty Retail – (5.0%)
Aaron's, Inc.	(191)	(5,350)
American Eagle Outfitters, Inc.	(296)	(5,405)
Ascena Retail Group, Inc.*	(308)	(5,375)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
AutoZone, Inc.*	(13)	$(5,508)
Bed Bath & Beyond, Inc.*	(76)	(5,388)
Foot Locker, Inc.	(153)	(5,375)
PetSmart, Inc.	(81)	(5,426)
Rent-A-Center, Inc.	(143)	(5,370)
Ross Stores, Inc.	(83)	(5,379)
Tractor Supply Co.	(46)	(5,410)
Ulta Salon Cosmetics & Fragrance, Inc.*	(54)	(5,409)
		(59,395)
Textiles, Apparel & Luxury Goods – (1.3%)
Coach, Inc.	(94)	(5,367)
NIKE, Inc., Class B	(84)	(5,349)
Steven Madden Ltd.*	(111)	(5,370)
		(16,086)
Thrifts & Mortgage Finance – (0.5%)
New York Community Bancorp, Inc.	(385)	(5,390)
Tobacco – (0.9%)
Lorillard, Inc.	(123)	(5,373)
Philip Morris International, Inc.	(62)	(5,370)
		(10,743)

	Number of Shares	Value
Trading Companies & Distributors – (0.4%)
MSC Industrial Direct Co., Inc., Class A	(69)	$(5,345)
Total Securities Sold Short (Proceeds Received $1,079,121)		(1,075,736)
Other assets less liabilities — 100.0%		1,196,888
Net Assets — 100.0%		$1,196,431
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2013, the aggregate amount held in a segregated account was $357,313.

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,980
Aggregate gross unrealized depreciation	(48,355)
Net unrealized appreciation	$96,625
Federal income tax cost of investments	$(97,082)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
74,020 USD	10/03/2013	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Momentum Index	$42,981
(94,446) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index	(0.06)%	(24,241)
					$18,740

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Common Stocks Held Long – 89.7%
Aerospace & Defense – 4.0%
Alliant Techsystems, Inc.(a)	73	$6,010
Esterline Technologies Corp.(a)*	83	6,000
Exelis, Inc.	435	5,999
General Dynamics Corp.(a)	77	6,031
L-3 Communications Holdings, Inc.(a)	70	6,002
Northrop Grumman Corp.(a)	73	6,044
Raytheon Co.	91	6,017
Spirit Aerosystems Holdings, Inc., Class A*	280	6,014
Textron, Inc.	231	6,018
		54,135
Air Freight & Logistics – 0.5%
FedEx Corp.(a)	61	6,013
Airlines – 1.3%
Alaska Air Group, Inc.(a)*	116	6,032
Southwest Airlines Co.(a)	466	6,007
US Airways Group, Inc.*	367	6,026
		18,065
Auto Components – 3.1%
Autoliv, Inc.	78	6,036
Dana Holding Corp.(a)	313	6,028
Goodyear Tire & Rubber Co./The(a)*	396	6,055
Lear Corp.(a)	100	6,046
Tenneco, Inc.*	133	6,022
TRW Automotive Holdings Corp.*	90	5,980
Visteon Corp.*	96	6,060
		42,227
Automobiles – 0.9%
Ford Motor Co.(a)	389	6,018
General Motors Co.(a)*	179	5,962
		11,980
Beverages – 0.4%
Molson Coors Brewing Co., Class B	124	5,935
Biotechnology – 0.5%
United Therapeutics Corp.*	92	6,055
Capital Markets – 0.9%
Goldman Sachs Group, Inc./The(a)	40	6,050
Morgan Stanley(a)	246	6,010
		12,060
Chemicals – 1.3%
Axiall Corp.	142	6,046
Cabot Corp.(a)	160	5,987
CF Industries Holdings, Inc.(a)	35	6,003
		18,036
Commercial Banks – 1.8%
PNC Financial Services Group, Inc.(a)	82	5,979

	Number of Shares	Value
Popular, Inc.(a)*	199	$6,036
Regions Financial Corp.(a)	632	6,023
SunTrust Banks, Inc.	191	6,030
		24,068
Commercial Services & Supplies – 0.5%
Republic Services, Inc.	178	6,041
Communications Equipment – 1.4%
Brocade Communications Systems, Inc.(a)*	1,052	6,060
Cisco Systems, Inc.(a)	246	5,980
Harris Corp.(a)	123	6,058
		18,098
Computers & Peripherals – 2.7%
Apple, Inc.(a)	15	5,941
Dell, Inc.(a)	452	6,034
EMC Corp.(a)	256	6,047
Hewlett-Packard Co.(a)	245	6,076
Seagate Technology plc	134	6,007
Western Digital Corp.	96	5,961
		36,066
Construction & Engineering – 0.9%
AECOM Technology Corp.(a)*	191	6,072
URS Corp.	128	6,044
		12,116
Consumer Finance – 0.5%
Capital One Financial Corp.(a)	96	6,030
Containers & Packaging – 0.9%
Rock Tenn Co., Class A	60	5,993
Sonoco Products Co.	175	6,050
		12,043
Diversified Consumer Services – 0.5%
Apollo Group, Inc., Class A(a)*	339	6,007
Diversified Financial Services – 0.9%
Citigroup, Inc.(a)	126	6,044
JPMorgan Chase & Co.(a)	114	6,018
		12,062
Diversified Telecommunication Services – 0.9%
CenturyLink, Inc.(a)	170	6,009
Frontier Communications Corp.	1,499	6,071
		12,080
Electric Utilities – 3.1%
American Electric Power Co., Inc.	134	6,000
Edison International(a)	125	6,020
Entergy Corp.(a)	87	6,062
Exelon Corp.(a)	195	6,022
FirstEnergy Corp.	161	6,012
Great Plains Energy, Inc.(a)	266	5,996

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Westar Energy, Inc.	188	$6,008
		42,120
Electrical Equipment – 0.9%
EnerSys, Inc.(a)	123	6,032
Regal-Beloit Corp.(a)	92	5,965
		11,997
Electronic Equipment, Instruments & Components – 2.3%
Anixter International, Inc.(a)*	80	6,065
Arrow Electronics, Inc.(a)*	152	6,057
Avnet, Inc.(a)*	179	6,014
Corning, Inc.(a)	421	5,991
Jabil Circuit, Inc.(a)	297	6,053
		30,180
Energy Equipment & Services – 1.8%
Ensco plc, Class A(a)	104	6,044
Superior Energy Services, Inc.*	231	5,992
Transocean Ltd.	126	6,042
Unit Corp.*	141	6,004
		24,082
Food & Staples Retailing – 0.9%
Kroger Co./The(a)	173	5,975
Safeway, Inc.	253	5,986
		11,961
Food Products – 2.2%
Bunge Ltd.	85	6,015
Darling International, Inc.(a)*	321	5,990
Ingredion, Inc.(a)	92	6,037
Mondelez International, Inc., Class A	210	5,991
Tyson Foods, Inc., Class A	236	6,061
		30,094
Health Care Equipment & Supplies – 2.2%
CareFusion Corp.(a)*	163	6,007
Hill-Rom Holdings, Inc.	180	6,062
Medtronic, Inc.(a)	116	5,971
St Jude Medical, Inc.	132	6,023
Zimmer Holdings, Inc.	80	5,995
		30,058
Health Care Providers & Services – 5.4%
Aetna, Inc.(a)	94	5,973
Cardinal Health, Inc.(a)	127	5,994
Community Health Systems, Inc.(a)	128	6,001
Express Scripts Holding Co.(a)*	97	5,984
LifePoint Hospitals, Inc.(a)*	123	6,007
Omnicare, Inc.(a)	126	6,012
Owens & Minor, Inc.	178	6,022
Quest Diagnostics, Inc.(a)	100	6,063
UnitedHealth Group, Inc.	92	6,024
Universal Health Services, Inc., Class B	90	6,026

	Number of Shares	Value
VCA Antech, Inc.*	232	$6,053
WellPoint, Inc.	73	5,974
		72,133
Hotels, Restaurants & Leisure – 1.3%
Carnival Corp.(a)	175	6,001
Life Time Fitness, Inc.*	120	6,013
Royal Caribbean Cruises Ltd.(a)	180	6,001
		18,015
Household Durables – 0.9%
PulteGroup, Inc.*	320	6,071
Whirlpool Corp.	53	6,061
		12,132
Household Products – 0.4%
Energizer Holdings, Inc.(a)	59	5,930
Independent Power Producers & Energy Traders – 0.4%
AES Corp./The(a)	500	5,995
Industrial Conglomerates – 0.9%
Carlisle Cos., Inc.	96	5,982
General Electric Co.(a)	259	6,006
		11,988
Insurance – 11.2%
ACE Ltd.	67	5,995
Allstate Corp./The	125	6,015
American International Group, Inc.(a)*	135	6,035
Aspen Insurance Holdings Ltd.(a)	162	6,009
Assurant, Inc.(a)	118	6,007
Assured Guaranty Ltd.(a)	274	6,045
Axis Capital Holdings Ltd.(a)	131	5,997
CNO Financial Group, Inc.(a)	465	6,026
Endurance Specialty Holdings Ltd.(a)	119	6,123
Everest Re Group Ltd.(a)	47	6,028
First American Financial Corp.	272	5,995
Genworth Financial, Inc., Class A(a)*	530	6,047
Hanover Insurance Group, Inc./The	123	6,018
Hartford Financial Services Group, Inc.(a)	195	6,029
Lincoln National Corp.(a)	165	6,018
MBIA, Inc.*	461	6,136
MetLife, Inc.(a)	132	6,040
PartnerRe Ltd.(a)	66	5,977
Protective Life Corp.(a)	157	6,030
Prudential Financial, Inc.(a)	83	6,062
Reinsurance Group of America, Inc.	87	6,013
RenaissanceRe Holdings Ltd.	70	6,075
Unum Group	205	6,021
Validus Holdings Ltd.	168	6,068
XL Group plc	198	6,003
		150,812
Internet Software & Services – 0.5%
AOL, Inc.*	165	6,019

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
IT Services – 1.8%
Amdocs Ltd.	163	$6,046
Computer Sciences Corp.(a)	138	6,040
CoreLogic, Inc.*	261	6,047
VeriFone Systems, Inc.(a)*	357	6,001
		24,134
Machinery – 2.2%
AGCO Corp.(a)	120	6,023
Caterpillar, Inc.	73	6,022
Joy Global, Inc.	124	6,018
Terex Corp.*	229	6,023
Timken Co.	106	5,965
		30,051
Media – 1.4%
Comcast Corp., Class A	146	6,115
Gannett Co., Inc.(a)	246	6,017
John Wiley & Sons, Inc., Class A(a)	149	5,973
		18,105
Metals & Mining – 2.3%
Alcoa, Inc.(a)	770	6,021
Cliffs Natural Resources, Inc.	374	6,077
Freeport – McMoRan Copper & Gold, Inc.(a)	219	6,047
Newmont Mining Corp.	204	6,110
Reliance Steel & Aluminum Co.	92	6,032
		30,287
Multiline Retail – 1.8%
Dillard's, Inc., Class A(a)	74	6,066
Kohl's Corp.(a)	119	6,011
Macy's, Inc.(a)	125	6,000
Target Corp.	88	6,059
		24,136
Multi- Utilities – 0.9%
Ameren Corp.(a)	175	6,027
Public Service Enterprise Group, Inc.(a)	183	5,977
		12,004
Office Electronics – 0.5%
Xerox Corp.	665	6,032
Oil, Gas & Consumable Fuels – 4.5%
Apache Corp.(a)	72	6,036
Chesapeake Energy Corp.	296	6,033
Chevron Corp.(a)	51	6,035
ConocoPhillips(a)	100	6,050
Hess Corp.(a)	90	5,984
HollyFrontier Corp.(a)	141	6,032
Marathon Oil Corp.(a)	173	5,982
Murphy Oil Corp.(a)	98	5,967

	Number of Shares	Value
Phillips 66(a)	102	$6,009
Valero Energy Corp.	174	6,050
		60,178
Paper & Forest Products – 0.4%
Domtar Corp.	90	5,985
Personal Products – 0.4%
Herbalife Ltd.	132	5,959
Pharmaceuticals – 1.8%
Endo Health Solutions, Inc.(a)*	162	5,960
Mylan, Inc.*	195	6,051
Pfizer, Inc.	214	5,994
Warner Chilcott plc, Class A	303	6,024
		24,029
Real Estate Investment Trusts (REITs) – 3.1%
American Capital Agency Corp.(a)	263	6,046
Annaly Capital Management, Inc.(a)	480	6,034
Chimera Investment Corp.(a)	2,028	6,084
Hatteras Financial Corp.(a)	245	6,037
Invesco Mortgage Capital, Inc.(a)	363	6,011
MFA Financial, Inc.(a)	712	6,016
Two Harbors Investment Corp.	584	5,986
		42,214
Road & Rail – 2.2%
Avis Budget Group, Inc.(a)*	209	6,009
CSX Corp.(a)	259	6,006
Hertz Global Holdings, Inc.(a)*	243	6,027
Norfolk Southern Corp.(a)	83	6,030
Ryder System, Inc.(a)	99	6,018
		30,090
Semiconductors & Semiconductor Equipment – 1.8%
First Solar, Inc.(a)*	133	5,949
Intel Corp.(a)	249	6,031
Marvell Technology Group Ltd.(a)	514	6,019
Teradyne, Inc.*	344	6,044
		24,043
Software – 1.4%
Activision Blizzard, Inc.(a)	424	6,046
CA, Inc.(a)	212	6,069
Rovi Corp.*	265	6,053
		18,168
Specialty Retail – 3.1%
Abercrombie & Fitch Co., Class A(a)	133	6,019
American Eagle Outfitters, Inc.(a)	331	6,044
Ascena Retail Group, Inc.(a)*	345	6,020
Best Buy Co., Inc.	220	6,013
Foot Locker, Inc.	171	6,007
GameStop Corp., Class A(a)	141	5,926
Staples, Inc.	378	5,995
		42,024

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Trading Companies & Distributors – 1.8%
Air Lease Corp.(a)	219	$6,043
GATX Corp.(a)	126	5,976
MRC Global, Inc.*	218	6,021
United Rentals, Inc.*	120	5,989
		24,029
Total Common Stocks Held Long (Cost $1,109,634)		1,204,101
Securities Sold Short – (89.6%)
Aerospace & Defense – (0.4%)
TransDigm Group, Inc.	(38)	(5,957)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(107)	(6,025)
Expeditors International of Washington, Inc.	(158)	(6,006)
		(12,031)
Beverages – (0.9%)
Brown – Forman Corp., Class B	(89)	(6,012)
Monster Beverage Corp.*	(99)	(6,016)
		(12,028)
Biotechnology – (6.7%)
Alexion Pharmaceuticals, Inc.*	(65)	(5,996)
Ariad Pharmaceuticals, Inc.*	(345)	(6,034)
Biogen Idec, Inc.*	(28)	(6,026)
BioMarin Pharmaceutical, Inc.*	(107)	(5,969)
Cepheid, Inc.*	(174)	(5,989)
Gilead Sciences, Inc.*	(118)	(6,043)
Incyte Corp. Ltd.*	(272)	(5,984)
Isis Pharmaceuticals, Inc.*	(220)	(5,911)
Medivation, Inc.*	(123)	(6,052)
Onyx Pharmaceuticals, Inc.*	(69)	(5,991)
Pharmacyclics, Inc.*	(75)	(5,960)
Regeneron Pharmaceuticals, Inc.*	(27)	(6,072)
Seattle Genetics, Inc.*	(191)	(6,009)
Theravance, Inc.*	(155)	(5,972)
Vertex Pharmaceuticals, Inc.*	(75)	(5,990)
		(89,998)
Building Products – (2.2%)
A.O. Smith Corp.	(165)	(5,986)
Fortune Brands Home & Security, Inc.	(156)	(6,044)
Lennox International, Inc.	(93)	(6,002)
Masco Corp.	(308)	(6,003)
USG Corp.*	(258)	(5,947)
		(29,982)
Capital Markets – (2.2%)
Charles Schwab Corp./The	(283)	(6,008)
Eaton Vance Corp.	(159)	(5,977)

	Number of Shares	Value
SEI Investments Co.	(211)	$(5,999)
T. Rowe Price Group, Inc.	(82)	(5,998)
Waddell & Reed Financial, Inc., Class A	(138)	(6,003)
		(29,985)
Chemicals – (4.5%)
Airgas, Inc.	(63)	(6,014)
Ecolab, Inc.	(71)	(6,048)
FMC Corp.	(98)	(5,984)
International Flavors & Fragrances, Inc.	(80)	(6,013)
Monsanto Co.	(61)	(6,027)
PolyOne Corp.	(241)	(5,972)
PPG Industries, Inc.	(41)	(6,003)
Sherwin-Williams Co./The	(34)	(6,004)
Sigma-Aldrich Corp.	(75)	(6,027)
W.R. Grace & Co.*	(72)	(6,051)
		(60,143)
Commercial Services & Supplies – (1.3%)
Copart, Inc.*	(195)	(6,006)
Iron Mountain, Inc.	(226)	(6,014)
Stericycle, Inc.*	(54)	(5,963)
		(17,983)
Communications Equipment – (0.5%)
ViaSat, Inc.*	(84)	(6,003)
Construction Materials – (0.9%)
Eagle Materials, Inc.	(91)	(6,030)
Martin Marietta Materials, Inc.	(61)	(6,004)
		(12,034)
Distributors – (0.9%)
LKQ Corp.*	(231)	(5,948)
Pool Corp.	(115)	(6,027)
		(11,975)
Diversified Financial Services – (1.8%)
CBOE Holdings, Inc.	(129)	(6,017)
IntercontinentalExchange, Inc.*	(34)	(6,044)
McGraw Hill Financial, Inc.	(113)	(6,010)
Moody's Corp.	(98)	(5,971)
		(24,042)
Electric Utilities – (0.5%)
ITC Holdings Corp.	(66)	(6,026)
Electrical Equipment – (0.4%)
Acuity Brands, Inc.	(79)	(5,966)
Electronic Equipment, Instruments & Components – (1.4%)
Amphenol Corp., Class A	(77)	(6,001)
IPG Photonics Corp.	(100)	(6,073)
National Instruments Corp.	(216)	(6,035)
		(18,109)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Energy Equipment & Services – (2.7%)
Core Laboratories N.V.	(40)	$(6,066)
Dresser-Rand Group, Inc.*	(100)	(5,998)
Dril-Quip, Inc.*	(66)	(5,959)
FMC Technologies, Inc.*	(108)	(6,014)
McDermott International, Inc.*	(735)	(6,012)
Oceaneering International, Inc.	(83)	(5,993)
		(36,042)
Food & Staples Retailing – (1.8%)
Costco Wholesale Corp.	(54)	(5,969)
Fresh Market, Inc./The*	(121)	(6,016)
United Natural Foods, Inc.*	(111)	(5,993)
Whole Foods Market, Inc.	(117)	(6,023)
		(24,001)
Food Products – (2.2%)
Flowers Foods, Inc.	(274)	(6,042)
Green Mountain Coffee Roasters, Inc.*	(80)	(6,005)
Hain Celestial Group, Inc./The*	(92)	(5,977)
Hershey Co./The	(67)	(5,982)
McCormick & Co., Inc.	(85)	(5,980)
		(29,986)
Gas Utilities – (1.3%)
National Fuel Gas Co.	(103)	(5,969)
ONEOK, Inc.	(145)	(5,990)
Piedmont Natural Gas Co., Inc.	(179)	(6,039)
		(17,998)
Health Care Equipment & Supplies – (0.9%)
Align Technology, Inc.*	(163)	(6,037)
Intuitive Surgical, Inc.*	(12)	(6,079)
		(12,116)
Health Care Technology – (1.3%)
athenahealth, Inc.*	(70)	(5,930)
Cerner Corp.*	(62)	(5,958)
HMS Holdings Corp.*	(258)	(6,011)
		(17,899)
Hotels, Restaurants & Leisure – (3.1%)
Chipotle Mexican Grill, Inc.*	(17)	(6,194)
Domino's Pizza, Inc.	(103)	(5,990)
Dunkin' Brands Group, Inc.	(139)	(5,952)
Marriott International, Inc., Class A	(149)	(6,015)
Panera Bread Co., Class A*	(32)	(5,950)
Starbucks Corp.	(92)	(6,025)
Yum! Brands, Inc.	(86)	(5,963)
		(42,089)
Household Products – (0.9%)
Clorox Co./The	(72)	(5,986)
Colgate – Palmolive Co.	(105)	(6,016)
		(12,002)

	Number of Shares	Value
Independent Power Producers & Energy Traders – (0.5%)
Calpine Corp.*	(284)	$(6,029)
Internet & Catalog Retail – (1.8%)
Amazon.com, Inc.*	(22)	(6,109)
Netflix, Inc.*	(28)	(5,911)
priceline.com, Inc.*	(7)	(5,790)
TripAdvisor, Inc.*	(99)	(6,026)
		(23,836)
Internet Software & Services – (2.2%)
CoStar Group, Inc.*	(46)	(5,937)
Equinix, Inc.*	(33)	(6,096)
Facebook, Inc., Class A*	(242)	(6,016)
LinkedIn Corp., Class A*	(34)	(6,062)
VeriSign, Inc.*	(135)	(6,029)
		(30,140)
IT Services – (3.6%)
Accenture plc, Class A	(84)	(6,045)
Automatic Data Processing, Inc.	(88)	(6,060)
FleetCor Technologies, Inc.*	(74)	(6,016)
Gartner, Inc.*	(105)	(5,984)
Mastercard, Inc., Class A	(11)	(6,319)
MAXIMUS, Inc.	(80)	(5,958)
Paychex, Inc.	(165)	(6,026)
Visa, Inc., Class A	(33)	(6,031)
		(48,439)
Life Sciences Tools & Services – (0.9%)
Illumina, Inc.*	(80)	(5,987)
Mettler – Toledo International, Inc.*	(30)	(6,036)
		(12,023)
Machinery – (2.7%)
Chart Industries, Inc.*	(64)	(6,022)
Donaldson Co., Inc.	(168)	(5,991)
Graco, Inc.	(96)	(6,068)
Middleby Corp.*	(35)	(5,953)
Pall Corp.	(91)	(6,045)
Toro Co./The	(133)	(6,040)
		(36,119)
Media – (1.4%)
Discovery Communications, Inc., Class A*	(78)	(6,022)
Madison Square Garden Co./The, Class A*	(102)	(6,044)
Sirius XM Radio, Inc.	(1,814)	(6,077)
		(18,143)
Metals & Mining – (0.5%)
Compass Minerals International, Inc.	(72)	(6,086)
Multi – Utilities – (1.4%)
CenterPoint Energy, Inc.	(256)	(6,014)
Dominion Resources, Inc.	(106)	(6,023)
Sempra Energy	(74)	(6,050)
		(18,087)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Oil, Gas & Consumable Fuels – (4.0%)
Cabot Oil & Gas Corp.	(85)	$(6,037)
Cheniere Energy, Inc.*	(216)	(5,996)
Cobalt International Energy, Inc.*	(227)	(6,031)
EQT Corp.	(76)	(6,032)
Gulfport Energy Corp.*	(129)	(6,072)
Range Resources Corp.	(77)	(5,954)
SemGroup Corp., Class A	(111)	(5,978)
Spectra Energy Corp.	(174)	(5,996)
Williams Cos., Inc./The	(185)	(6,007)
		(54,103)
Personal Products – (0.9%)
Avon Products, Inc.	(285)	(5,994)
Estee Lauder Cos., Inc./The, Class A	(91)	(5,987)
		(11,981)
Professional Services – (0.9%)
IHS, Inc., Class A*	(58)	(6,054)
Verisk Analytics, Inc., Class A*	(101)	(6,030)
		(12,084)
Real Estate Investment Trusts (REITs) – (13.0%)
American Tower Corp.	(83)	(6,073)
Apartment Investment & Management Co., Class A	(200)	(6,008)
Boston Properties, Inc.	(57)	(6,012)
Camden Property Trust	(86)	(5,946)
CBL & Associates Properties, Inc.	(280)	(5,998)
Digital Realty Trust, Inc.	(98)	(5,978)
Duke Realty Corp.	(384)	(5,987)
Essex Property Trust, Inc.	(38)	(6,039)
Extra Space Storage, Inc.	(142)	(5,954)
Federal Realty Investment Trust	(58)	(6,013)
General Growth Properties, Inc.	(302)	(6,001)
Highwoods Properties, Inc.	(169)	(6,018)
Home Properties, Inc.	(92)	(6,014)
Macerich Co./The	(99)	(6,036)
Mid-America Apartment Communities, Inc.	(89)	(6,032)
Omega Healthcare Investors, Inc.	(192)	(5,956)
Plum Creek Timber Co., Inc.	(129)	(6,020)
Post Properties, Inc.	(121)	(5,988)
Public Storage	(39)	(5,980)
Rayonier, Inc.	(108)	(5,982)
Regency Centers Corp.	(119)	(6,046)
Simon Property Group, Inc.	(38)	(6,001)
Tanger Factory Outlet Centers	(179)	(5,989)
Taubman Centers, Inc.	(80)	(6,012)
UDR, Inc.	(236)	(6,016)
Ventas, Inc.	(86)	(5,974)
Vornado Realty Trust	(73)	(6,048)
Weingarten Realty Investors	(196)	(6,031)

	Number of Shares	Value
Weyerhaeuser Co.	(211)	$(6,011)
		(174,163)
Real Estate Management & Development – (0.4%)
Realogy Holdings Corp.*	(124)	(5,957)
Road & Rail – (0.9%)
J.B. Hunt Transport Services, Inc.	(84)	(6,068)
Kansas City Southern	(57)	(6,040)
		(12,108)
Semiconductors & Semiconductor Equipment – (1.3%)
Atmel Corp.*	(818)	(6,012)
Cree, Inc.*	(94)	(6,003)
Linear Technology Corp.	(164)	(6,042)
		(18,057)
Software – (5.0%)
Aspen Technology, Inc.*	(209)	(6,017)
CommVault Systems, Inc.*	(79)	(5,995)
Concur Technologies, Inc.*	(74)	(6,022)
FactSet Research Systems, Inc.	(59)	(6,014)
Fortinet, Inc.*	(352)	(6,160)
NetSuite, Inc.*	(66)	(6,055)
QLIK Technologies, Inc.*	(213)	(6,022)
Red Hat, Inc.*	(126)	(6,025)
Salesforce.com, Inc.*	(159)	(6,071)
SolarWinds, Inc.*	(155)	(6,016)
Ultimate Software Group, Inc.*	(52)	(6,099)
		(66,496)
Specialty Retail – (3.1%)
CarMax, Inc.*	(130)	(6,001)
Home Depot, Inc./The	(78)	(6,043)
Sally Beauty Holdings, Inc.*	(193)	(6,002)
Tiffany & Co.	(83)	(6,046)
Tractor Supply Co.	(51)	(5,998)
Ulta Salon Cosmetics & Fragrance, Inc.*	(60)	(6,009)
Urban Outfitters, Inc.*	(149)	(5,993)
		(42,092)
Textiles, Apparel & Luxury Goods – (2.7%)
Carter's, Inc.	(81)	(5,999)
Fifth & Pacific Cos., Inc.*	(270)	(6,032)
Michael Kors Holdings Ltd.*	(96)	(5,954)
NIKE, Inc., Class B	(94)	(5,986)
Under Armour, Inc., Class A*	(101)	(6,031)
Wolverine World Wide, Inc.	(110)	(6,007)
		(36,009)
Trading Companies & Distributors – (1.3%)
Fastenal Co.	(131)	(6,007)
W.W. Grainger, Inc.	(24)	(6,052)
Watsco, Inc.	(71)	(5,961)
		(18,020)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Water Utilities – (0.5%)
Aqua America, Inc.	(192)	$(6,008)
Wireless Telecommunication Services – (0.9%)
Crown Castle International Corp.*	(84)	(6,081)
SBA Communications Corp., Class A*	(81)	(6,003)
		(12,084)
Total Securities Sold Short (Proceeds Received $1,118,509)		(1,202,459)
Other assets less liabilities — 99.9%		1,340,983
Net Assets — 100.0%		$1,342,625
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2013, the aggregate amount held in a segregated account was $2,644,648.

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,606
Aggregate gross unrealized depreciation	(158,784)
Net unrealized depreciation	$(33,178)
Federal income tax cost of investments	$34,820

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
80,286 USD	10/03/2013	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Value Index	$53,417
(120,591) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index	(0.06)%	(13,057)
					$40,360

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Common Stocks Held Long – 89.8%
Aerospace & Defense – 2.7%
Alliant Techsystems, Inc.(a)	210	$17,289
DigitalGlobe, Inc.*	555	17,211
Esterline Technologies Corp.(a)*	237	17,133
Exelis, Inc.	1,236	17,044
Huntington Ingalls Industries, Inc.(a)	303	17,113
Teledyne Technologies, Inc.(a)*	222	17,172
		102,962
Airlines – 0.5%
US Airways Group, Inc.(a)*	1,044	17,142
Auto Components – 2.3%
Dana Holding Corp.	891	17,160
Gentex Corp.	741	17,080
Goodyear Tire & Rubber Co./The*	1,128	17,247
Tenneco, Inc.(a)*	378	17,116
Visteon Corp.(a)*	273	17,232
		85,835
Automobiles – 0.5%
Thor Industries, Inc.	351	17,262
Biotechnology – 3.1%
Ariad Pharmaceuticals, Inc.*	981	17,158
Cepheid, Inc.*	495	17,038
Cubist Pharmaceuticals, Inc.(a)*	351	16,953
Incyte Corp. Ltd.*	774	17,028
Myriad Genetics, Inc.(a)*	645	17,331
Theravance, Inc.*	441	16,992
United Therapeutics Corp.*	261	17,179
		119,679
Building Products – 0.4%
USG Corp.*	735	16,942
Capital Markets – 0.9%
Federated Investors, Inc., Class B	624	17,104
Stifel Financial Corp.(a)*	483	17,228
		34,332
Chemicals – 1.8%
Cabot Corp.(a)	453	16,951
Chemtura Corp.*	840	17,052
PolyOne Corp.	687	17,024
Scotts Miracle-Gro Co./The, Class A(a)	354	17,102
		68,129
Commercial Banks – 3.1%
Associated Banc-Corp	1,104	17,167
Bank of Hawaii Corp.(a)	339	17,058
First Horizon National Corp.	1,536	17,203
Hancock Holding Co.	570	17,140
Popular, Inc.(a)*	567	17,197

	Number of Shares	Value
Prosperity Bancshares, Inc.(a)	330	$17,091
TCF Financial Corp.	1,215	17,229
		120,085
Commercial Services & Supplies - 1.8%
Covanta Holding Corp.	855	17,117
KAR Auction Services, Inc.	747	17,084
Pitney Bowes, Inc.	1,158	17,000
R.R. Donnelley & Sons Co.	1,227	17,190
		68,391
Communications Equipment – 1.8%
Brocade Communications Systems, Inc.*	2,994	17,245
JDS Uniphase Corp.*	1,197	17,213
Riverbed Technology, Inc.*	1,098	17,085
ViaSat, Inc.(a)*	237	16,936
		68,479
Construction & Engineering – 0.9%
EMCOR Group, Inc.(a)	423	17,195
Foster Wheeler AG*	795	17,259
		34,454
Consumer Finance – 0.4%
Portfolio Recovery Associates, Inc.*	111	17,053
Containers & Packaging – 0.4%
Silgan Holdings, Inc.	363	17,047
Distributors – 0.5%
Pool Corp.	327	17,138
Diversified Consumer Services – 1.3%
Apollo Group, Inc., Class A*	963	17,064
Sotheby's(a)	450	17,060
Weight Watchers International, Inc.	372	17,112
		51,236
Diversified Telecommunication Services – 0.5%
Frontier Communications Corp.	4,266	17,277
Electric Utilities – 2.2%
Cleco Corp.(a)	369	17,133
Great Plains Energy, Inc.	756	17,040
Hawaiian Electric Industries, Inc.	678	17,160
IDACORP, Inc.(a)	360	17,194
Portland General Electric Co.	558	17,069
		85,596
Electrical Equipment – 1.3%
Belden, Inc.	339	16,926
EnerSys, Inc.	351	17,213
Regal-Beloit Corp.	264	17,118
		51,257
Electronic Equipment, Instruments & Components – 1.8%
Anixter International, Inc.(a)*	228	17,284

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
FEI Co.(a)	231	$16,861
Ingram Micro, Inc., Class A*	903	17,148
IPG Photonics Corp.	285	17,308
		68,601
Energy Equipment & Services – 2.7%
Atwood Oceanics, Inc.(a)*	333	17,333
Bristow Group, Inc.	261	17,048
Helix Energy Solutions Group, Inc.*	741	17,073
McDermott International, Inc.(a)*	2,094	17,129
Patterson-UTI Energy, Inc.	882	17,071
Tidewater, Inc.(a)	300	17,091
		102,745
Food & Staples Retailing – 2.2%
Casey's General Stores, Inc.(a)	285	17,145
Fresh Market, Inc./The*	342	17,004
Harris Teeter Supermarkets, Inc.	360	16,870
Rite Aid Corp.*	6,099	17,443
United Natural Foods, Inc.(a)*	318	17,169
		85,631
Food Products – 2.3%
Darling International, Inc.*	915	17,074
Hain Celestial Group, Inc./The(a)*	264	17,152
Hillshire Brands Co.	519	17,168
TreeHouse Foods, Inc.(a)*	261	17,106
WhiteWave Foods Co., Class A*	1,068	17,355
		85,855
Gas Utilities – 0.9%
Atmos Energy Corp.(a)	417	17,122
Piedmont Natural Gas Co., Inc.	510	17,207
		34,329
Health Care Equipment & Supplies – 1.4%
Align Technology, Inc.*	465	17,224
STERIS Corp.(a)	399	17,109
Teleflex, Inc.	222	17,203
		51,536
Health Care Providers & Services – 3.6%
Brookdale Senior Living, Inc.*	648	17,133
Centene Corp.(a)*	327	17,155
Health Management Associates, Inc., Class A*	1,089	17,119
Health Net, Inc.(a)*	540	17,183
HealthSouth Corp.*	594	17,107
LifePoint Hospitals, Inc.(a)*	351	17,143
VCA Antech, Inc.*	660	17,219
WellCare Health Plans, Inc.(a)*	306	16,998
		137,057
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.*	1,320	17,081
athenahealth, Inc.*	201	17,029
		34,110

	Number of Shares	Value
Hotels, Restaurants & Leisure – 2.2%
Bally Technologies, Inc.(a)*	303	$17,095
Brinker International, Inc.	432	17,034
Domino's Pizza, Inc.(a)	294	17,096
Vail Resorts, Inc.(a)	279	17,164
Wendy's Co./The	2,943	17,158
		85,547
Household Durables – 0.9%
Harman International Industries, Inc.(a)	315	17,073
Tempur Sealy International, Inc.(a)*	390	17,121
		34,194
Independent Power Producers & Energy Traders – 0.4%
Dynegy, Inc.*	753	16,980
Insurance – 3.6%
Allied World Assurance Co. Holdings AG	189	17,296
Aspen Insurance Holdings Ltd.	462	17,136
CNO Financial Group, Inc.	1,323	17,146
First American Financial Corp.	774	17,059
MBIA, Inc.*	1,314	17,489
Mercury General Corp.	393	17,276
ProAssurance Corp.	330	17,213
Protective Life Corp.(a)	447	17,169
		137,784
Internet & Catalog Retail – 0.9%
HSN, Inc.(a)	318	17,083
Liberty Ventures*	204	17,342
		34,425
Internet Software & Services – 0.5%
AOL, Inc.(a)*	468	17,073
IT Services – 2.2%
CoreLogic, Inc.*	741	17,169
Lender Processing Services, Inc.	531	17,178
MAXIMUS, Inc.	228	16,981
VeriFone Systems, Inc.*	1,017	17,096
WEX, Inc.*	222	17,027
		85,451
Leisure Equipment & Products – 0.4%
Brunswick Corp.	528	16,870
Life Sciences Tools & Services – 0.5%
PAREXEL International Corp.*	372	17,090
Machinery – 4.0%
Actuant Corp., Class A	519	17,111
Chart Industries, Inc.(a)*	180	16,936
CLARCOR, Inc.(a)	327	17,073
ITT Corp.	582	17,117
Manitowoc Co., Inc./The	954	17,086

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Middleby Corp.(a)*	99	$16,839
Navistar International Corp.*	621	17,239
Toro Co./The	378	17,165
Woodward, Inc.(a)	426	17,040
		153,606
Media – 1.8%
John Wiley & Sons, Inc., Class A	423	16,958
Live Nation Entertainment, Inc.*	1,101	17,066
Regal Entertainment Group, Class A	936	16,754
Starz, Class A*	774	17,105
		67,883
Metals & Mining – 2.3%
Carpenter Technology Corp.(a)	378	17,037
Cliffs Natural Resources, Inc.	1,065	17,306
Compass Minerals International, Inc.(a)	204	17,244
United States Steel Corp.	978	17,144
Worthington Industries, Inc.	537	17,028
		85,759
Multi-Utilities – 0.9%
TECO Energy, Inc.	999	17,173
Vectren Corp.	507	17,152
		34,325
Oil, Gas & Consumable Fuels – 4.5%
Berry Petroleum Co., Class A	405	17,140
Kodiak Oil & Gas Corp.*	1,911	16,989
Newfield Exploration Co.*	720	17,201
Oasis Petroleum, Inc.*	438	17,025
Rosetta Resources, Inc.(a)*	402	17,093
SandRidge Energy, Inc.*	3,660	17,422
Teekay Corp.	423	17,187
Ultra Petroleum Corp.*	864	17,124
Western Refining, Inc.	606	17,010
World Fuel Services Corp.	429	17,151
		171,342
Paper & Forest Products – 0.9%
Domtar Corp.(a)	255	16,958
Louisiana-Pacific Corp.*	1,152	17,038
		33,996
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A(a)	279	17,053
Real Estate Investment Trusts (REITs) – 9.4%
American Realty Capital Properties, Inc.	1,119	17,076
Chimera Investment Corp.	5,772	17,316
CommonWealth REIT	744	17,201
Corporate Office Properties Trust	672	17,136
EPR Properties(a)	339	17,041
Equity Lifestyle Properties, Inc.	219	17,211
Geo Group, Inc./The	504	17,111

	Number of Shares	Value
Hatteras Financial Corp.	699	$17,223
Healthcare Realty Trust, Inc.	669	17,059
Highwoods Properties, Inc.(a)	480	17,093
Home Properties, Inc.	261	17,062
Invesco Mortgage Capital, Inc.	1,032	17,090
LaSalle Hotel Properties	690	17,043
Lexington Realty Trust	1,467	17,134
Mack-Cali Realty Corp.	696	17,045
MFA Financial, Inc.	2,028	17,137
Mid-America Apartment Communities, Inc.	252	17,078
Piedmont Office Realty Trust, Inc., Class A	960	17,165
Post Properties, Inc.	345	17,074
RLJ Lodging Trust	765	17,205
Tanger Factory Outlet Centers	510	17,065
		359,565
Road & Rail – 0.5%
Landstar System, Inc.(a)	333	17,150
Semiconductors & Semiconductor Equipment – 0.9%
Advanced Micro Devices, Inc.*	4,245	17,319
Semtech Corp.*	489	17,130
		34,449
Software – 3.6%
Aspen Technology, Inc.*	594	17,101
Compuware Corp.	1,659	17,171
Fortinet, Inc.*	1,002	17,535
PTC INC*	699	17,146
QLIK Technologies, Inc.(a)*	606	17,132
Rovi Corp.(a)*	753	17,198
SolarWinds, Inc.*	441	17,115
Ultimate Software Group, Inc.(a)*	147	17,242
		137,640
Specialty Retail – 3.2%
Ascena Retail Group, Inc.*	981	17,118
Buckle, Inc./The	330	17,167
Chico's FAS, Inc.	1,008	17,197
CST Brands, Inc.*	561	17,284
DSW, Inc., Class A	234	17,192
Guess?, Inc.	552	17,129
Pier 1 Imports, Inc.	729	17,124
		120,211
Textiles, Apparel & Luxury Goods – 0.9%
Fifth & Pacific Cos., Inc.*	768	17,157
Wolverine World Wide, Inc.	315	17,202
		34,359
Trading Companies & Distributors – 1.8%
Air Lease Corp.	624	17,216
GATX Corp.(a)	357	16,933
MRC Global, Inc.*	621	17,152

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Watsco, Inc.(a)	204	$17,128
		68,429
Wireless Telecommunication Services – 0.9%
Telephone & Data Systems, Inc.	699	17,231
T-Mobile US, Inc.*	693	17,193
		34,424
Total Common Stocks Held Long
(Cost $3,092,251)		3,425,765
Securities Sold Short – (89.9%)
Aerospace & Defense – (3.6%)
Boeing Co./The	(168)	(17,210)
General Dynamics Corp.	(219)	(17,154)
Honeywell International, Inc.	(216)	(17,137)
Lockheed Martin Corp.	(159)	(17,245)
Northrop Grumman Corp.	(207)	(17,140)
Precision Castparts Corp.	(75)	(16,951)
Raytheon Co.	(258)	(17,059)
United Technologies Corp.	(183)	(17,008)
		(136,904)
Air Freight & Logistics – (0.9%)
FedEx Corp.	(174)	(17,153)
United Parcel Service, Inc., Class B	(198)	(17,123)
		(34,276)
Auto Components – (0.5%)
Johnson Controls, Inc.	(477)	(17,072)
Automobiles – (0.9%)
Ford Motor Co.	(1,107)	(17,125)
General Motors Co.*	(510)	(16,988)
		(34,113)
Beverages – (0.9%)
Coca-Cola Co./The	(426)	(17,087)
PepsiCo, Inc.	(210)	(17,176)
		(34,263)
Biotechnology – (1.8%)
Amgen, Inc.	(174)	(17,167)
Biogen Idec, Inc.*	(78)	(16,786)
Celgene Corp.*	(147)	(17,186)
Gilead Sciences, Inc.*	(336)	(17,206)
		(68,345)
Capital Markets – (3.6%)
Bank of New York Mellon Corp./The	(612)	(17,167)
BlackRock, Inc.	(66)	(16,952)
Charles Schwab Corp./The	(807)	(17,133)
Franklin Resources, Inc.	(126)	(17,139)
Goldman Sachs Group, Inc./The	(114)	(17,242)
Morgan Stanley	(702)	(17,150)
State Street Corp.	(264)	(17,215)

	Number of Shares	Value
T. Rowe Price Group, Inc.	(234)	$(17,117)
		(137,115)
Chemicals – (4.0%)
Dow Chemical Co./The	(534)	(17,179)
E.I. du Pont de Nemours & Co.	(327)	(17,167)
Ecolab, Inc.	(201)	(17,123)
LyondellBasell Industries N.V., Class A	(258)	(17,095)
Monsanto Co.	(174)	(17,191)
Mosaic Co./The	(321)	(17,273)
PPG Industries, Inc.	(117)	(17,130)
Praxair, Inc.	(150)	(17,274)
Sherwin-Williams Co./The	(96)	(16,954)
		(154,386)
Commercial Banks – (1.8%)
BB&T Corp.	(507)	(17,177)
PNC Financial Services Group, Inc.	(234)	(17,063)
U.S. Bancorp	(477)	(17,244)
Wells Fargo & Co.	(414)	(17,086)
		(68,570)
Commercial Services & Supplies – (0.9%)
Tyco International Ltd.	(525)	(17,299)
Waste Management, Inc.	(426)	(17,180)
		(34,479)
Communications Equipment – (0.9%)
Cisco Systems, Inc.	(702)	(17,066)
QUALCOMM, Inc.	(282)	(17,224)
		(34,290)
Computers & Peripherals – (1.8%)
Apple, Inc.	(42)	(16,635)
Dell, Inc.	(1,287)	(17,182)
EMC Corp.	(729)	(17,219)
Hewlett-Packard Co.	(699)	(17,335)
		(68,371)
Consumer Finance – (1.3%)
American Express Co.	(228)	(17,045)
Capital One Financial Corp.	(273)	(17,147)
Discover Financial Services	(360)	(17,151)
		(51,343)
Diversified Financial Services – (1.8%)
Bank of America Corp.	(1,335)	(17,168)
Citigroup, Inc.	(357)	(17,125)
CME Group, Inc.	(225)	(17,096)
JPMorgan Chase & Co.	(324)	(17,104)
		(68,493)
Diversified Telecommunication Services – (0.9%)
AT&T, Inc.	(486)	(17,205)
Verizon Communications, Inc.	(339)	(17,065)
		(34,270)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Electric Utilities – (2.7%)
American Electric Power Co., Inc.	(384)	$(17,196)
Duke Energy Corp.	(255)	(17,212)
Exelon Corp.	(555)	(17,138)
NextEra Energy, Inc.	(210)	(17,111)
PPL Corp.	(567)	(17,157)
Southern Co./The	(390)	(17,211)
		(103,025)
Electrical Equipment – (0.9%)
Eaton Corp. plc	(261)	(17,176)
Emerson Electric Co.	(312)	(17,017)
		(34,193)
Electronic Equipment, Instruments & Components – (0.9%)
Corning, Inc.	(1,200)	(17,076)
TE Connectivity Ltd.	(378)	(17,214)
		(34,290)
Energy Equipment & Services – (1.3%)
Halliburton Co.	(408)	(17,022)
National Oilwell Varco, Inc.	(249)	(17,156)
Schlumberger Ltd.	(240)	(17,198)
		(51,376)
Food & Staples Retailing – (2.7%)
Costco Wholesale Corp.	(156)	(17,249)
CVS Caremark Corp.	(300)	(17,154)
Sysco Corp.	(501)	(17,114)
Walgreen Co.	(390)	(17,238)
Wal-Mart Stores, Inc.	(228)	(16,984)
Whole Foods Market, Inc.	(333)	(17,143)
		(102,882)
Food Products – (2.7%)
Archer-Daniels-Midland Co.	(504)	(17,091)
General Mills, Inc.	(354)	(17,180)
Hershey Co./The	(192)	(17,142)
Kellogg Co.	(267)	(17,149)
Kraft Foods Group, Inc.	(312)	(17,431)
Mondelez International, Inc., Class A	(597)	(17,032)
		(103,025)
Health Care Equipment & Supplies – (1.8%)
Abbott Laboratories	(483)	(16,847)
Baxter International, Inc.	(246)	(17,041)
Covidien plc	(273)	(17,155)
Medtronic, Inc.	(330)	(16,985)
		(68,028)
Health Care Providers & Services – (1.3%)
Express Scripts Holding Co.*	(276)	(17,027)
McKesson Corp.	(150)	(17,175)
UnitedHealth Group, Inc.	(261)	(17,090)
		(51,292)

	Number of Shares	Value
Hotels, Restaurants & Leisure – (2.2%)
Carnival Corp.	(501)	$(17,179)
Las Vegas Sands Corp.	(324)	(17,149)
McDonald's Corp.	(174)	(17,226)
Starbucks Corp.	(261)	(17,093)
Yum! Brands, Inc.	(246)	(17,058)
		(85,705)
Household Products – (1.4%)
Colgate-Palmolive Co.	(300)	(17,187)
Kimberly-Clark Corp.	(177)	(17,194)
Procter & Gamble Co./The	(222)	(17,092)
		(51,473)
Industrial Conglomerates – (1.3%)
3M Co.	(156)	(17,058)
Danaher Corp.	(270)	(17,091)
General Electric Co.	(735)	(17,045)
		(51,194)
Insurance – (4.9%)
ACE Ltd.	(192)	(17,180)
Aflac, Inc.	(294)	(17,087)
Allstate Corp./The	(357)	(17,179)
American International Group, Inc.*	(384)	(17,165)
Aon plc	(267)	(17,181)
Berkshire Hathaway, Inc., Class B*	(153)	(17,124)
Chubb Corp./The	(204)	(17,269)
Marsh & McLennan Cos., Inc.	(429)	(17,126)
MetLife, Inc.	(375)	(17,160)
Prudential Financial, Inc.	(237)	(17,308)
Travelers Cos., Inc./The	(213)	(17,023)
		(188,802)
Internet & Catalog Retail – (0.9%)
Amazon.com, Inc.*	(63)	(17,494)
priceline.com, Inc.*	(21)	(17,370)
		(34,864)
Internet Software & Services – (2.3%)
eBay, Inc.*	(327)	(16,912)
Facebook, Inc., Class A*	(690)	(17,153)
GOOGLE, Inc., Class A*	(21)	(18,488)
LinkedIn Corp., Class A*	(96)	(17,117)
Yahoo!, Inc.*	(687)	(17,251)
		(86,921)
IT Services – (3.2%)
Accenture plc, Class A	(240)	(17,270)
Automatic Data Processing, Inc.	(249)	(17,146)
Cognizant Technology Solutions Corp., Class A*	(273)	(17,093)
International Business Machines Corp.	(90)	(17,200)
Mastercard, Inc., Class A	(30)	(17,235)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Paychex, Inc.	(471)	$(17,201)
Visa, Inc., Class A	(93)	(16,996)
		(120,141)
Life Sciences Tools & Services – (0.9%)
Agilent Technologies, Inc.	(399)	(17,061)
Thermo Fisher Scientific, Inc.	(201)	(17,011)
		(34,072)
Machinery – (3.1%)
Caterpillar, Inc.	(207)	(17,075)
Cummins, Inc.	(156)	(16,920)
Deere & Co.	(210)	(17,063)
Illinois Tool Works, Inc.	(249)	(17,223)
Ingersoll-Rand plc	(312)	(17,322)
PACCAR, Inc.	(321)	(17,225)
Parker Hannifin Corp.	(180)	(17,172)
		(120,000)
Media – (4.5%)
CBS Corp., Class B	(351)	(17,153)
Comcast Corp., Class A	(414)	(17,338)
DIRECTV*	(279)	(17,192)
Discovery Communications, Inc., Class A*	(222)	(17,141)
News Corp., Class A	(528)	(17,213)
Sirius XM Radio, Inc.	(5,166)	(17,306)
Time Warner Cable, Inc.	(153)	(17,209)
Time Warner, Inc.	(297)	(17,173)
Viacom, Inc., Class B	(252)	(17,149)
Walt Disney Co./The	(270)	(17,050)
		(171,924)
Metals & Mining – (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	(624)	(17,229)
Multiline Retail – (0.5%)
Target Corp.	(249)	(17,146)
Multi-Utilities – (1.4%)
Dominion Resources, Inc.	(303)	(17,216)
PG&E Corp.	(378)	(17,286)
Sempra Energy	(210)	(17,170)
		(51,672)
Oil, Gas & Consumable Fuels – (5.8%)
Anadarko Petroleum Corp.	(198)	(17,014)
Apache Corp.	(204)	(17,101)
Chevron Corp.	(144)	(17,041)
ConocoPhillips	(285)	(17,242)
EOG Resources, Inc.	(129)	(16,987)
Exxon Mobil Corp.	(192)	(17,347)
Kinder Morgan, Inc.	(444)	(16,939)
Marathon Oil Corp.	(492)	(17,013)
Marathon Petroleum Corp.	(243)	(17,268)

	Number of Shares	Value
Occidental Petroleum Corp.	(192)	$(17,132)
Phillips 66	(291)	(17,143)
Spectra Energy Corp.	(498)	(17,161)
Williams Cos., Inc./The	(525)	(17,047)
		(222,435)
Paper & Forest Products – (0.5%)
International Paper Co.	(390)	(17,281)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(261)	(17,166)
Pharmaceuticals – (3.1%)
AbbVie, Inc.	(408)	(16,867)
Allergan, Inc.	(204)	(17,185)
Bristol-Myers Squibb Co.	(381)	(17,027)
Eli Lilly & Co.	(348)	(17,094)
Johnson & Johnson	(198)	(17,000)
Merck & Co., Inc.	(366)	(17,000)
Pfizer, Inc.	(609)	(17,058)
		(119,231)
Real Estate Investment Trusts (REITs) – (3.1%)
American Tower Corp.	(234)	(17,122)
Equity Residential	(294)	(17,070)
General Growth Properties, Inc.	(861)	(17,108)
HCP, Inc.	(375)	(17,040)
Public Storage	(111)	(17,020)
Simon Property Group, Inc.	(108)	(17,055)
Ventas, Inc.	(246)	(17,087)
		(119,502)
Road & Rail – (1.3%)
CSX Corp.	(738)	(17,114)
Norfolk Southern Corp.	(234)	(17,000)
Union Pacific Corp.	(111)	(17,125)
		(51,239)
Semiconductors & Semiconductor Equipment – (1.4%)
Broadcom Corp., Class A	(510)	(17,217)
Intel Corp.	(708)	(17,148)
Texas Instruments, Inc.	(492)	(17,156)
		(51,521)
Software – (2.3%)
Adobe Systems, Inc.*	(378)	(17,222)
Microsoft Corp.	(498)	(17,196)
Oracle Corp.	(564)	(17,326)
Salesforce.com, Inc.*	(453)	(17,296)
VMware, Inc., Class A*	(258)	(17,283)
		(86,323)
Specialty Retail – (1.3%)
Home Depot, Inc./The	(222)	(17,198)
Lowe's Cos., Inc.	(417)	(17,055)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
TJX Cos., Inc.	(342)	$(17,121)
		(51,374)
Textiles, Apparel & Luxury Goods – (0.9%)
NIKE, Inc., Class B	(270)	(17,194)
VF Corp.	(87)	(16,796)
		(33,990)
Tobacco – (1.3%)
Altria Group, Inc.	(489)	(17,110)
Philip Morris International, Inc.	(198)	(17,151)
Reynolds American, Inc.	(354)	(17,123)
		(51,384)
Trading Companies & Distributors – (0.9%)
Fastenal Co.	(375)	(17,194)
W.W. Grainger, Inc.	(69)	(17,400)
		(34,594)
Wireless Telecommunication Services – (0.5%)
Sprint Nextel Corp.*	(2,445)	(17,164)
Total Securities Sold Short (Proceeds Received $2,896,694)		(3,428,748)

Value
Other assets less liabilities — 100.1%	$3,819,377
Net Assets — 100.0%	$3,816,394
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2013, the aggregate amount held in a segregated account was $1,384,911.

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,676
Aggregate gross unrealized depreciation	(764,826)
Net unrealized depreciation	$(440,150)
Federal income tax cost of investments	$437,167

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
240,743 USD	10/03/2013	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Size Index	$138,841
(284,613) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index	(0.06)%	(93,116)
					$45,725

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Common Stocks Held Long – 89.9%
Aerospace & Defense – 0.9%
L-3 Communications Holdings, Inc.(a)	770	$66,020
Precision Castparts Corp.(a)	294	66,447
		132,467
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	1,176	66,220
United Parcel Service, Inc., Class B	770	66,590
		132,810
Beverages – 1.8%
Brown-Forman Corp., Class B	980	66,199
Coca-Cola Co./The(a)	1,652	66,262
Monster Beverage Corp.*	1,092	66,361
PepsiCo, Inc.(a)	812	66,413
		265,235
Biotechnology – 2.2%
Amgen, Inc.(a)	672	66,299
BioMarin Pharmaceutical, Inc.(a)*	1,176	65,609
Myriad Genetics, Inc.(a)*	2,492	66,960
Theravance, Inc.*	1,708	65,809
Vertex Pharmaceuticals, Inc.*	826	65,973
		330,650
Building Products – 0.4%
A.O. Smith Corp.(a)	1,820	66,030
Chemicals – 3.2%
Airgas, Inc.(a)	700	66,822
Ecolab, Inc.(a)	784	66,789
International Flavors & Fragrances, Inc.(a)	882	66,291
Monsanto Co.	672	66,394
Praxair, Inc.(a)	574	66,102
Sigma-Aldrich Corp.	826	66,377
W.R. Grace & Co.*	798	67,064
		465,839
Commercial Banks – 0.5%
Commerce Bancshares, Inc./MO	1,526	66,473
Commercial Services & Supplies – 2.7%
Avery Dennison Corp.(a)	1,554	66,449
Covanta Holding Corp.(a)	3,318	66,426
Republic Services, Inc.	1,960	66,522
Stericycle, Inc.*	602	66,479
Tyco International Ltd.	2,030	66,889
Waste Management, Inc.	1,652	66,625
		399,390
Communications Equipment – 0.9%
Harris Corp.(a)	1,358	66,881
Motorola Solutions, Inc.(a)	1,148	66,274
		133,155

	Number of Shares	Value
Computers & Peripherals – 0.9%
Diebold, Inc.	1,974	$66,504
Hewlett-Packard Co.	2,702	67,010
		133,514
Construction & Engineering – 0.5%
EMCOR Group, Inc.	1,638	66,585
Containers & Packaging – 1.8%
Ball Corp.(a)	1,582	65,716
Bemis Co., Inc.(a)	1,708	66,851
Packaging Corp. of America(a)	1,358	66,488
Silgan Holdings, Inc.	1,414	66,401
		265,456
Diversified Financial Services – 0.9%
CBOE Holdings, Inc.	1,428	66,602
CME Group, Inc.(a)	868	65,950
		132,552
Diversified Telecommunication Services – 0.4%
CenturyLink, Inc.(a)	1,876	66,317
Electric Utilities – 1.8%
Duke Energy Corp.(a)	980	66,150
OGE Energy Corp.(a)	980	66,836
PPL Corp.(a)	2,198	66,511
Southern Co./The	1,512	66,725
		266,222
Electrical Equipment – 0.9%
Acuity Brands, Inc.	868	65,551
Roper Industries, Inc.	532	66,085
		131,636
Energy Equipment & Services – 1.3%
Bristow Group, Inc.(a)	1,008	65,843
Core Laboratories N.V.(a)	434	65,820
Diamond Offshore Drilling, Inc.(a)	966	66,451
		198,114
Food & Staples Retailing – 1.8%
CVS Caremark Corp.(a)	1,162	66,443
Sysco Corp.	1,932	65,997
Walgreen Co.	1,498	66,212
Wal-Mart Stores, Inc.	882	65,700
		264,352
Food Products – 4.5%
Campbell Soup Co.(a)	1,484	66,468
ConAgra Foods, Inc.(a)	1,890	66,018
General Mills, Inc.(a)	1,372	66,583
Hershey Co./The(a)	742	66,246
JM Smucker Co./The	644	66,429
Kellogg Co.(a)	1,022	65,643

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
McCormick & Co., Inc.(a)	938	$65,998
Mead Johnson Nutrition Co.	840	66,553
Mondelez International, Inc., Class A(a)	2,310	65,904
TreeHouse Foods, Inc.*	1,008	66,064
		661,906
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories(a)	1,876	65,435
IDEXX Laboratories, Inc.*	742	66,617
		132,052
Health Care Providers & Services – 5.4%
AmerisourceBergen Corp.(a)	1,190	66,438
Cardinal Health, Inc.(a)	1,400	66,080
DaVita HealthCare Partners, Inc.(a)*	546	65,957
Health Management Associates, Inc., Class A*	4,214	66,244
Henry Schein, Inc.*	700	67,025
Laboratory Corp. of America Holdings*	672	67,267
McKesson Corp.(a)	574	65,723
Patterson Cos., Inc.(a)	1,764	66,326
Quest Diagnostics, Inc.(a)	1,106	67,057
Tenet Healthcare Corp.*	1,442	66,476
UnitedHealth Group, Inc.	1,008	66,004
WellPoint, Inc.	812	66,454
		797,051
Health Care Technology – 0.9%
athenahealth, Inc.*	770	65,234
Cerner Corp.(a)*	686	65,918
		131,152
Hotels, Restaurants & Leisure – 2.2%
Chipotle Mexican Grill, Inc.(a)*	182	66,312
McDonald's Corp.(a)	672	66,528
Penn National Gaming, Inc.(a)*	1,260	66,603
Wendy's Co./The	11,382	66,357
Yum! Brands, Inc.	952	66,012
		331,812
Household Products – 2.2%
Church & Dwight Co., Inc.(a)	1,078	66,523
Clorox Co./The(a)	798	66,346
Colgate-Palmolive Co.(a)	1,162	66,571
Kimberly-Clark Corp.(a)	686	66,638
Procter & Gamble Co./The	854	65,750
		331,828
Industrial Conglomerates – 0.9%
3M Co.(a)	602	65,829
Danaher Corp.	1,050	66,465
		132,294
Insurance – 6.8%
Aflac, Inc.	1,148	66,722

	Number of Shares	Value
Allied World Assurance Co. Holdings AG(a)	728	$66,619
Aon plc	1,036	66,667
Arch Capital Group Ltd.(a)*	1,288	66,216
Aspen Insurance Holdings Ltd.(a)	1,778	65,946
Fidelity National Financial, Inc., Class A(a)	2,786	66,335
HCC Insurance Holdings, Inc.(a)	1,540	66,389
Markel Corp.*	126	66,396
Mercury General Corp.(a)	1,512	66,467
PartnerRe Ltd.(a)	728	65,928
Progressive Corp./The(a)	2,632	66,905
RenaissanceRe Holdings Ltd.	770	66,828
Validus Holdings Ltd.	1,862	67,255
W.R. Berkley Corp.	1,638	66,929
Willis Group Holdings plc	1,638	66,798
		998,400
Internet Software & Services – 2.2%
AOL, Inc.(a)*	1,820	66,394
CoStar Group, Inc.*	504	65,051
Facebook, Inc., Class A*	2,674	66,476
j2 Global, Inc.(a)	1,554	66,060
Yahoo!, Inc.*	2,660	66,793
		330,774
IT Services – 3.6%
Alliance Data Systems Corp.*	364	65,895
Amdocs Ltd.(a)	1,806	66,985
Fidelity National Information Services, Inc.(a)	1,540	65,974
Fiserv, Inc.*	756	66,082
Gartner, Inc.(a)*	1,148	65,424
Genpact Ltd.(a)	3,402	65,454
Jack Henry & Associates, Inc.	1,414	66,642
Paychex, Inc.(a)	1,820	66,466
		528,922
Life Sciences Tools & Services – 0.4%
Covance, Inc.(a)*	868	66,089
Machinery – 0.4%
Gardner Denver, Inc.(a)	882	66,309
Media – 3.6%
AMC Networks, Inc., Class A(a)*	1,008	65,933
DISH Network Corp., Class A(a)	1,568	66,671
Lamar Advertising Co., Class A(a)*	1,526	66,229
Madison Square Garden Co./The, Class A(a)*	1,120	66,360
Regal Entertainment Group, Class A	3,626	64,905
Scripps Networks Interactive, Inc., Class A	994	66,360
Starz, Class A*	2,996	66,212
Time Warner Cable, Inc.	588	66,138
		528,808

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Metals & Mining – 0.9%
Newmont Mining Corp.(a)	2,240	$67,088
Royal Gold, Inc.	1,582	66,571
		133,659
Multiline Retail – 1.8%
Dollar General Corp.(a)*	1,302	65,660
Dollar Tree, Inc.(a)*	1,302	66,193
Family Dollar Stores, Inc.(a)	1,078	67,170
Target Corp.	966	66,519
		265,542
Multi-Utilities – 2.3%
Consolidated Edison, Inc.(a)	1,148	66,940
DTE Energy Co.	994	66,608
Public Service Enterprise Group, Inc.(a)	2,016	65,842
Sempra Energy	812	66,389
Wisconsin Energy Corp.	1,624	66,568
		332,347
Oil, Gas & Consumable Fuels – 4.9%
Berry Petroleum Co., Class A	1,568	66,358
Cabot Oil & Gas Corp.(a)	938	66,617
Chevron Corp.(a)	560	66,271
ConocoPhillips	1,092	66,066
EQT Corp.(a)	840	66,671
Exxon Mobil Corp.	742	67,040
HollyFrontier Corp.(a)	1,554	66,480
Kinder Morgan, Inc.(a)	1,722	65,694
Marathon Petroleum Corp.	938	66,654
Range Resources Corp.	854	66,031
Tesoro Corp.	1,260	65,923
		729,805
Pharmaceuticals – 0.9%
Johnson & Johnson(a)	770	66,112
Pfizer, Inc.(a)	2,352	65,880
		131,992
Professional Services – 1.4%
Equifax, Inc.	1,134	66,827
Towers Watson & Co., Class A	812	66,535
Verisk Analytics, Inc., Class A*	1,106	66,028
		199,390
Real Estate Investment Trusts (REITs) – 9.0%
American Campus Communities, Inc.(a)	1,610	65,463
American Tower Corp.(a)	910	66,585
AvalonBay Communities, Inc.	490	66,106
BRE Properties, Inc.	1,316	65,826
Camden Property Trust(a)	952	65,821
CommonWealth REIT(a)	2,870	66,354
Digital Realty Trust, Inc.(a)	1,078	65,758
Equity Residential(a)	1,134	65,840
Essex Property Trust, Inc.(a)	420	66,746

	Number of Shares	Value
General Growth Properties, Inc.	3,332	$66,207
Hatteras Financial Corp.(a)	2,702	66,577
HCP, Inc.(a)	1,456	66,161
Health Care REIT, Inc.(a)	980	65,689
Home Properties, Inc.(a)	1,008	65,893
Mid-America Apartment Communities, Inc.	980	66,415
Post Properties, Inc.	1,330	65,822
Public Storage	434	66,545
Senior Housing Properties Trust	2,548	66,070
Tanger Factory Outlet Centers	1,974	66,050
Ventas, Inc.	952	66,126
		1,322,054
Road & Rail – 0.9%
J.B. Hunt Transport Services, Inc.(a)	924	66,750
Old Dominion Freight Line, Inc.(a)*	1,582	65,843
		132,593
Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.(a)	2,744	66,460
Software – 3.6%
Adobe Systems, Inc.*	1,456	66,335
ANSYS, Inc.(a)*	910	66,521
Aspen Technology, Inc.(a)*	2,310	66,505
Fortinet, Inc.*	3,878	67,865
Intuit, Inc.(a)	1,092	66,645
MICROS Systems, Inc.(a)*	1,540	66,451
Solera Holdings, Inc.	1,204	67,003
Synopsys, Inc.*	1,862	66,566
		533,891
Specialty Retail – 1.8%
Advance Auto Parts, Inc.	812	65,910
AutoZone, Inc.(a)*	154	65,248
O'Reilly Automotive, Inc.(a)*	588	66,221
PetSmart, Inc.(a)	994	66,588
		263,967
Thrifts & Mortgage Finance – 0.5%
People's United Financial, Inc.	4,452	66,335
Tobacco – 0.4%
Lorillard, Inc.(a)	1,512	66,044
Trading Companies & Distributors – 1.4%
Fastenal Co.(a)	1,442	66,115
MSC Industrial Direct Co., Inc., Class A	854	66,151
W.W. Grainger, Inc.(a)	266	67,080
		199,346
Water Utilities – 0.9%
American Water Works Co., Inc.(a)	1,610	66,380
Aqua America, Inc.	2,128	66,585
		132,965

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Wireless Telecommunication Services – 0.9%
SBA Communications Corp., Class A*	896	$66,412
Sprint Nextel Corp.*	9,464	66,437
		132,849
Total Common Stocks Held Long (Cost $12,401,936)		13,263,433
Securities Sold Short – (89.8%)
Aerospace & Defense – (1.3%)
Hexcel Corp.*	(1,932)	(65,785)
Spirit Aerosystems Holdings, Inc., Class A*	(3,080)	(66,158)
Textron, Inc.	(2,534)	(66,011)
		(197,954)
Airlines – (0.9%)
Delta Air Lines, Inc.*	(3,556)	(66,533)
United Continental Holdings, Inc.*	(2,100)	(65,709)
		(132,242)
Auto Components – (2.7%)
BorgWarner, Inc.*	(770)	(66,336)
Dana Holding Corp.	(3,444)	(66,331)
Goodyear Tire & Rubber Co./The*	(4,368)	(66,787)
Johnson Controls, Inc.	(1,848)	(66,140)
Tenneco, Inc.*	(1,470)	(66,562)
TRW Automotive Holdings Corp.*	(994)	(66,041)
		(398,197)
Automobiles – (0.4%)
General Motors Co.*	(1,974)	(65,754)
Biotechnology – (3.6%)
Alexion Pharmaceuticals, Inc.*	(714)	(65,859)
Incyte Corp. Ltd.*	(2,996)	(65,912)
Medivation, Inc.*	(1,358)	(66,814)
Onyx Pharmaceuticals, Inc.*	(756)	(65,636)
Pharmacyclics, Inc.*	(826)	(65,642)
Regeneron Pharmaceuticals, Inc.*	(294)	(66,115)
Seattle Genetics, Inc.*	(2,100)	(66,066)
United Therapeutics Corp.*	(1,008)	(66,346)
		(528,390)
Building Products – (1.3%)
Fortune Brands Home & Security, Inc.	(1,708)	(66,168)
Masco Corp.	(3,388)	(66,032)
USG Corp.*	(2,842)	(65,508)
		(197,708)
Capital Markets – (5.9%)
Affiliated Managers Group, Inc.*	(420)	(68,855)
Bank of New York Mellon Corp./The	(2,366)	(66,366)
Charles Schwab Corp./The	(3,122)	(66,280)
E*TRADE Financial Corp.*	(5,278)	(66,819)
Eaton Vance Corp.	(1,750)	(65,782)

	Number of Shares	Value
Franklin Resources, Inc.	(490)	$(66,650)
Goldman Sachs Group, Inc./The	(434)	(65,643)
Invesco Ltd.	(2,086)	(66,335)
Morgan Stanley	(2,716)	(66,352)
Raymond James Financial, Inc.	(1,540)	(66,189)
Stifel Financial Corp.*	(1,876)	(66,917)
TD Ameritrade Holding Corp.	(2,730)	(66,312)
Waddell & Reed Financial, Inc., Class A	(1,526)	(66,381)
		(864,881)
Chemicals – (1.8%)
Cabot Corp.	(1,750)	(65,485)
Chemtura Corp.*	(3,248)	(65,934)
Huntsman Corp.	(3,948)	(65,379)
Valspar Corp./The	(1,022)	(66,093)
		(262,891)
Commercial Banks – (2.7%)
First Horizon National Corp.	(5,936)	(66,483)
KeyCorp	(6,020)	(66,461)
Popular, Inc.*	(2,184)	(66,241)
Regions Financial Corp.	(6,958)	(66,310)
SunTrust Banks, Inc.	(2,114)	(66,739)
Synovus Financial Corp.	(22,848)	(66,716)
		(398,950)
Communications Equipment – (2.3%)
Ciena Corp.*	(3,416)	(66,339)
JDS Uniphase Corp.*	(4,634)	(66,637)
Juniper Networks, Inc.*	(3,472)	(67,044)
Riverbed Technology, Inc.*	(4,242)	(66,006)
ViaSat, Inc.*	(924)	(66,029)
		(332,055)
Computers & Peripherals – (1.3%)
Lexmark International, Inc., Class A	(2,170)	(66,337)
NCR Corp.*	(2,002)	(66,046)
SanDisk Corp.*	(1,092)	(66,721)
		(199,104)
Construction & Engineering – (1.4%)
AECOM Technology Corp.*	(2,100)	(66,759)
Fluor Corp.	(1,120)	(66,427)
KBR, Inc.	(2,044)	(66,430)
		(199,616)
Construction Materials – (1.3%)
Eagle Materials, Inc.	(994)	(65,872)
Martin Marietta Materials, Inc.	(672)	(66,138)
Vulcan Materials Co.	(1,358)	(65,741)
		(197,751)
Containers & Packaging – (0.4%)
Owens-Illinois, Inc.*	(2,380)	(66,140)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Distributors – (0.4%)
LKQ Corp.*	(2,534)	$(65,251)
Diversified Consumer Services – (0.9%)
Apollo Group, Inc., Class A*	(3,724)	(65,989)
Sotheby's	(1,736)	(65,812)
		(131,801)
Diversified Financial Services – (1.8%)
Bank of America Corp.	(5,166)	(66,435)
Citigroup, Inc.	(1,386)	(66,486)
Moody's Corp.	(1,078)	(65,683)
NYSE Euronext	(1,596)	(66,074)
		(264,678)
Diversified Telecommunication Services – (0.5%)
Level 3 Communications, Inc.*	(3,150)	(66,402)
Electric Utilities – (0.9%)
Hawaiian Electric Industries, Inc.	(2,618)	(66,262)
Pinnacle West Capital Corp.	(1,190)	(66,009)
		(132,271)
Electrical Equipment – (0.9%)
Belden, Inc.	(1,316)	(65,708)
EnerSys, Inc.	(1,358)	(66,596)
		(132,304)
Electronic Equipment, Instruments & Components – (0.5%)
Avnet, Inc.*	(1,974)	(66,326)
Energy Equipment & Services – (3.6%)
Halliburton Co.	(1,582)	(66,001)
Helix Energy Solutions Group, Inc.*	(2,870)	(66,125)
McDermott International, Inc.*	(8,106)	(66,307)
Nabors Industries Ltd.	(4,326)	(66,231)
Oil States International, Inc.*	(714)	(66,145)
Superior Energy Services, Inc.*	(2,548)	(66,095)
Unit Corp.*	(1,554)	(66,169)
Weatherford International Ltd.*	(4,830)	(66,171)
		(529,244)
Food & Staples Retailing – (0.5%)
Rite Aid Corp.*	(23,590)	(67,467)
Food Products – (0.9%)
Green Mountain Coffee Roasters, Inc.*	(882)	(66,203)
Hillshire Brands Co.	(2,002)	(66,226)
		(132,429)
Gas Utilities – (2.2%)
Atmos Energy Corp.	(1,610)	(66,107)
National Fuel Gas Co.	(1,134)	(65,715)
Piedmont Natural Gas Co., Inc.	(1,974)	(66,603)
Questar Corp.	(2,772)	(66,112)
UGI Corp.	(1,694)	(66,252)
		(330,789)

	Number of Shares	Value
Health Care Equipment & Supplies – (1.8%)
Alere, Inc.*	(2,702)	$(66,199)
Align Technology, Inc.*	(1,792)	(66,375)
Boston Scientific Corp.*	(7,140)	(66,188)
Hill-Rom Holdings, Inc.	(1,988)	(66,956)
		(265,718)
Health Care Providers & Services – (2.3%)
Brookdale Senior Living, Inc.*	(2,506)	(66,259)
Community Health Systems, Inc.	(1,414)	(66,288)
HCA Holdings, Inc.	(1,848)	(66,639)
LifePoint Hospitals, Inc.*	(1,358)	(66,325)
Universal Health Services, Inc., Class B	(994)	(66,558)
		(332,069)
Hotels, Restaurants & Leisure – (2.3%)
Las Vegas Sands Corp.	(1,260)	(66,692)
MGM Resorts International*	(4,494)	(66,421)
Royal Caribbean Cruises Ltd.	(1,988)	(66,280)
Starwood Hotels & Resorts Worldwide, Inc.	(1,050)	(66,350)
Wynn Resorts Ltd.	(518)	(66,304)
		(332,047)
Household Durables – (3.1%)
D.R. Horton, Inc.	(3,094)	(65,840)
Harman International Industries, Inc.	(1,218)	(66,016)
Lennar Corp., Class A	(1,834)	(66,097)
Mohawk Industries, Inc.*	(588)	(66,144)
PulteGroup, Inc.*	(3,528)	(66,926)
Tempur Sealy International, Inc.*	(1,512)	(66,377)
Toll Brothers, Inc.*	(2,030)	(66,239)
		(463,639)
Independent Power Producers & Energy Traders – (1.3%)
AES Corp./The	(5,502)	(65,969)
Calpine Corp.*	(3,136)	(66,577)
NRG Energy, Inc.	(2,464)	(65,789)
		(198,335)
Insurance – (4.1%)
Assured Guaranty Ltd.	(3,010)	(66,401)
CNO Financial Group, Inc.	(5,124)	(66,407)
Genworth Financial, Inc., Class A*	(5,838)	(66,612)
Hartford Financial Services Group, Inc.	(2,156)	(66,664)
Lincoln National Corp.	(1,820)	(66,375)
MBIA, Inc.*	(5,082)	(67,641)
MetLife, Inc.	(1,442)	(65,986)
ProAssurance Corp.	(1,274)	(66,452)
Prudential Financial, Inc.	(910)	(66,457)
		(598,995)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Internet & Catalog Retail – (1.3%)
Amazon.com, Inc.*	(238)	$(66,090)
Netflix, Inc.*	(308)	(65,016)
Shutterfly, Inc.*	(1,190)	(66,390)
		(197,496)
Internet Software & Services – (0.4%)
Akamai Technologies, Inc.*	(1,554)	(66,123)
IT Services – (0.5%)
CoreLogic, Inc.*	(2,870)	(66,498)
Machinery – (4.9%)
AGCO Corp.	(1,330)	(66,753)
Cummins, Inc.	(602)	(65,293)
Kennametal, Inc.	(1,694)	(65,778)
Manitowoc Co., Inc./The	(3,682)	(65,945)
Navistar International Corp.*	(2,394)	(66,457)
Oshkosh Corp.*	(1,750)	(66,447)
PACCAR, Inc.	(1,232)	(66,109)
Terex Corp.*	(2,520)	(66,276)
Timken Co.	(1,176)	(66,185)
Trinity Industries, Inc.	(1,722)	(66,194)
Wabtec Corp.	(1,246)	(66,574)
		(728,011)
Media – (0.9%)
Gannett Co., Inc.	(2,716)	(66,434)
Interpublic Group of Cos., Inc./The	(4,522)	(65,795)
		(132,229)
Metals & Mining – (2.7%)
Alcoa, Inc.	(8,470)	(66,235)
Allegheny Technologies, Inc.	(2,520)	(66,301)
Carpenter Technology Corp.	(1,456)	(65,622)
Freeport-McMoRan Copper & Gold, Inc.	(2,408)	(66,485)
Steel Dynamics, Inc.	(4,424)	(65,962)
Worthington Industries, Inc.	(2,072)	(65,703)
		(396,308)
Multiline Retail – (0.5%)
J.C. Penney Co., Inc.*	(3,892)	(66,475)
Oil, Gas & Consumable Fuels – (3.6%)
Cheniere Energy, Inc.*	(2,380)	(66,069)
Cimarex Energy Co.	(1,022)	(66,420)
Denbury Resources, Inc.*	(3,822)	(66,197)
Pioneer Natural Resources Co.	(462)	(66,874)
SM Energy Co.	(1,106)	(66,338)
Teekay Corp.	(1,638)	(66,552)
Ultra Petroleum Corp.*	(3,346)	(66,318)
Whiting Petroleum Corp.*	(1,442)	(66,462)
		(531,230)

	Number of Shares	Value
Paper & Forest Products – (0.4%)
Louisiana-Pacific Corp.*	(4,452)	$(65,845)
Personal Products – (0.4%)
Avon Products, Inc.	(3,136)	(65,950)
Pharmaceuticals – (0.9%)
Hospira, Inc.*	(1,722)	(65,970)
Salix Pharmaceuticals Ltd.*	(1,008)	(66,679)
		(132,649)
Professional Services – (0.4%)
Manpowergroup, Inc.	(1,204)	(65,979)
Real Estate Investment Trusts (REITs) – (1.8%)
Corrections Corp. of America	(1,960)	(66,385)
Host Hotels & Resorts, Inc.	(3,906)	(65,894)
LaSalle Hotel Properties	(2,674)	(66,048)
Weyerhaeuser Co.	(2,324)	(66,211)
		(264,538)
Real Estate Management & Development – (1.4%)
CBRE Group, Inc., Class A*	(2,856)	(66,716)
Forest City Enterprises, Inc., Class A*	(3,724)	(66,697)
Jones Lang LaSalle, Inc.	(728)	(66,350)
		(199,763)
Road & Rail – (0.9%)
Avis Budget Group, Inc.*	(2,296)	(66,010)
Ryder System, Inc.	(1,092)	(66,383)
		(132,393)
Semiconductors & Semiconductor Equipment – (3.2%)
Atmel Corp.*	(9,016)	(66,268)
Marvell Technology Group Ltd.	(5,656)	(66,232)
Micron Technology, Inc.*	(4,634)	(66,405)
Microsemi Corp.*	(2,912)	(66,248)
ON Semiconductor Corp.*	(8,330)	(67,306)
Semtech Corp.*	(1,890)	(66,207)
Skyworks Solutions, Inc.*	(3,024)	(66,195)
		(464,861)
Software – (2.3%)
CommVault Systems, Inc.*	(868)	(65,873)
PTC INC*	(2,702)	(66,280)
QLIK Technologies, Inc.*	(2,352)	(66,491)
Salesforce.com, Inc.*	(1,750)	(66,815)
TIBCO Software, Inc.*	(3,108)	(66,511)
		(331,970)
Specialty Retail – (4.9%)
Abercrombie & Fitch Co., Class A	(1,470)	(66,518)
American Eagle Outfitters, Inc.	(3,640)	(66,466)
Best Buy Co., Inc.	(2,422)	(66,193)
Cabela's, Inc.*	(1,022)	(66,185)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2013

	Number of Shares	Value
Chico's FAS, Inc.	(3,892)	$(66,398)
Foot Locker, Inc.	(1,890)	(66,396)
GameStop Corp., Class A	(1,554)	(65,315)
Guess?, Inc.	(2,142)	(66,466)
Pier 1 Imports, Inc.	(2,828)	(66,430)
Tiffany & Co.	(910)	(66,284)
Urban Outfitters, Inc.*	(1,652)	(66,443)
		(729,094)
Textiles, Apparel & Luxury Goods – (0.9%)
Fossil Group, Inc.*	(644)	(66,532)
NIKE, Inc., Class B	(1,036)	(65,972)
		(132,504)
Thrifts & Mortgage Finance – (0.4%)
Ocwen Financial Corp.*	(1,596)	(65,787)
Trading Companies & Distributors – (0.9%)
United Rentals, Inc.*	(1,316)	(65,681)
WESCO International, Inc.*	(980)	(66,601)
		(132,282)
Wireless Telecommunication Services – (0.9%)
Telephone & Data Systems, Inc.	(2,702)	(66,604)
T-Mobile US, Inc.*	(2,674)	(66,342)
		(132,946)

Value
Total Securities Sold Short (Proceeds Received $12,122,679)	$(13,252,329)
Other assets less liabilities — 99.9%	14,746,058
Net Assets — 100.0%	$14,757,162
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2013, the aggregate amount held in a segregated account was $8,939,674.

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,022,333
Aggregate gross unrealized depreciation	(1,714,128)
Net unrealized depreciation	$(691,795)
Federal income tax cost of investments	$702,899

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,144,087 USD	10/03/2013	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	$310,579
(1,206,286) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	(0.06)%	(259,784)
					$50,795

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2013

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$1,075,279	$1,204,101	$3,425,765	$13,263,433
Cash	157,079	512,897	144,057	2,010,179
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	260,000	270,000
Segregated cash balance with broker for securities sold short (Note 2)	1,059,975	3,499,448	3,383,408	12,223,217
Unrealized appreciation on swap agreements	42,981	53,417	138,841	310,579
Receivables:
Securities sold	803,269	3,058,596	1,285,468	7,743,345
Dividends and interest	1,404	7,364	4,515	16,800
Investment adviser (Note 4)	22,259	15,152	13,145	10,060
Prepaid expenses	2,500	2,500	2,500	2,500
Total Assets	3,164,746	8,353,475	8,657,699	35,850,113
LIABILITIES
Securities sold short, at value(2)	1,075,736	1,202,459	3,428,748	13,252,329
Unrealized depreciation on swap agreements	24,241	13,057	93,116	259,784
Payables:
Securities purchased	812,969	3,061,521	1,258,853	7,512,781
Capital shares redeemed	—	2,679,783	—	—
Trustees fees (Note 4)	938	938	938	938
Dividends on securities sold short	1,817	3,919	4,933	10,712
Accrued expenses and other liabilities	52,614	49,173	54,717	56,407
Total Liabilities	1,968,315	7,010,850	4,841,305	21,092,951
Net Assets	$1,196,431	$1,342,625	$3,816,394	$14,757,162
NET ASSETS CONSIST OF:
Paid-in capital	$1,441,841	$2,161,295	$4,737,945	$19,059,438
Accumulated undistributed net investment income (loss)	(17,726)	(20,675)	(67,698)	(40,291)
Accumulated undistributed net realized gain (loss)	(345,283)	(848,872)	(701,038)	(4,044,627)
Net unrealized appreciation (depreciation) on:
Investments	95,474	94,467	333,514	861,497
Securities sold short	3,385	(83,950)	(532,054)	(1,129,650)
Swap agreements	18,740	40,360	45,725	50,795
Net Assets	$1,196,431	$1,342,625	$3,816,394	$14,757,162
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	50,001	50,000	150,001	700,001
Net Asset Value	$23.93	$26.85	$25.44	$21.08
(1) Investments in securities, at cost	$979,805	$1,109,634	$3,092,251	$12,401,936
(2) Securities sold short, proceeds	1,079,121	1,118,509	2,896,694	12,122,679

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended June 30, 2013

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME
Dividend income	$46,571	$94,836	$85,364	$462,968
Special dividends	—	7,588	—	—
Interest income	—	2	128	—
Foreign withholding tax on dividends	(147)	(188)	—	(144)
Total Investment Income	46,424	102,238	85,492	462,824
EXPENSES
Dividends on securities sold short	48,725	58,406	107,296	235,360
Special dividends on securities sold short	5,520	—	—	28,980
Interest on securities sold short	6,937	11,823	8,983	55,876
Investment management fees (Note 4)	13,645	22,505	24,968	92,701
Professional fees	44,975	45,793	45,276	50,847
Custody fees	32,950	24,154	34,389	40,278
Offering costs	6,436	6,683	6,436	6,683
Index fees	23,527	23,527	23,527	23,527
CCO fees	18,214	18,293	17,804	18,506
Treasurer fees	14,344	14,402	13,982	14,586
Listing fees	5,000	5,000	5,000	5,000
Accounting fees	4,064	4,262	4,218	7,607
Trustees fees (Note 4)	3,116	3,126	2,954	3,273
Administration fees (Note 5)	819	1,350	1,498	5,562
Other fees	10,724	10,769	10,022	11,185
Total Expenses before Adjustments	238,996	250,093	306,353	599,971
Less: waivers and/or reimbursements by Adviser (Note 4)	(143,780)	(120,748)	(124,126)	(93,808)
Less: waiver of fees (Note 4)	(2,181)	(2,181)	(2,181)	(2,181)
Total Expenses after Adjustments	93,035	127,164	180,046	503,982
Net Investment Income (Loss)	(46,611)	(24,926)	(94,554)	(41,158)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	425,961	364,622	504,044	956,561
In-kind redemptions of investments	278,543	970,813	257,020	862,468
Securities sold short	(242,200)	(1,013,388)	(548,431)	(3,861,097)
Swap agreements	22,764	31,528	20,505	(231,600)
Net Realized Gain (Loss)	485,068	353,575	233,138	(2,273,668)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(288,139)	(46,133)	268,290	625,769
Securities sold short	(227,420)	291,950	(299,824)	(1,347,937)
Swap agreements	(29,417)	36,858	(5,670)	(57,533)
Net Change in Unrealized Appreciation (Depreciation)	(544,976)	282,675	(37,204)	(779,701)
Net Realized and Unrealized Gain (Loss)	(59,908)	636,250	195,934	(3,053,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(106,519)	$611,324	$101,380	$(3,094,527)

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2013

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Year Ended June 30, 2013	For the period 09/06/11* – 06/30/12	Year Ended June 30, 2013	For the period 09/12/11* – 06/30/12
OPERATIONS
Net investment income (loss)	$(46,611)	$(56,370)	$(24,926)	$(21,821)
Net realized gain (loss)	485,068	(412,030)	353,575	62,561
Net change in unrealized appreciation (depreciation)	(544,976)	662,575	282,675	(231,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,519)	194,175	611,324	(191,058)
DISTRIBUTIONS
Net investment income	—	—	—	—
Net realized gain	—	(121,318)	(180,536)	(117,786)
Tax return of capital	—	(2,809)	—	—
Total Distributions	—	(124,127)	(180,536)	(117,786)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	5,000,025	1,208,101	7,509,439
Cost of shares redeemed	(3,767,123)	—	(7,596,859)	—
Net Increase (Decrease) from Capital Transactions	(3,767,123)	5,000,025	(6,388,758)	7,509,439
Total Increase (Decrease) in Net Assets	(3,873,642)	5,070,073	(5,957,970)	7,200,595
NET ASSETS
Beginning of period	$5,070,073	$—	$7,300,595	$100,000 (2)
End of Period	$1,196,431	$5,070,073	$1,342,625	$7,300,595
Accumulated undistributed net investment income (loss) included in end of period net assets	$(17,726)	$(30,712)	$(20,675)	$—
SHARE TRANSACTIONS
Beginning of period	200,001	—	304,000	4,000 (2)
Shares issued	—	1	—	—
Shares issued in-kind (Note 8)	—	200,000	50,000	300,000
Shares redeemed	—	—	(4,000)	—
Shares redeemed in-kind (Note 8)	(150,000)	—	(300,000)	—
Shares Outstanding, End of Period	50,001	200,001	50,000	304,000
*	Commencement of investment operations.
(1)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.
(2)	Represents initial seed capital.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2013

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Year Ended June 30, 2013	For the period 09/06/11* – 06/30/12	Year Ended June 30, 2013	For the period 09/12/11* – 06/30/12
OPERATIONS
Net investment income (loss)	$(94,554)	$(117,296)	$(41,158)	$4,666
Net realized gain (loss)	233,138	279,693	(2,273,668)	(558,083)
Net change in unrealized appreciation (depreciation)	(37,204)	(115,611)	(779,701)	562,343
Net Increase (Decrease) in Net Assets Resulting from Operations	101,380	46,786	(3,094,527)	8,926
DISTRIBUTIONS
Net investment income	—	—	—	(4,832)
Net realized gain	—	(54,660)	(1,288)	(80,624)
Tax return of capital	—	—	—	—
Total Distributions	—	(54,660)	(1,288)	(85,456)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	15,007,240	22,930,552	14,276,783
Cost of shares redeemed	(2,505,332)	(8,779,020)	(14,583,907)	(4,693,921)
Net Increase (Decrease) from Capital Transactions	(2,505,332)	6,228,220	8,346,645	9,582,862
Total Increase (Decrease) in Net Assets	(2,403,952)	6,220,346	5,250,830	9,506,332
NET ASSETS
Beginning of period	$6,220,346	$—	$9,506,332	$—
End of Period	$3,816,394	$6,220,346	$14,757,162	$9,506,332
Accumulated undistributed net investment income (loss) included in end of period net assets	$(67,698)	$(68,858)	$(40,291)	$—
SHARE TRANSACTIONS
Beginning of period	250,001	—	400,001	—
Shares issued	—	300,001	—	1
Shares issued in-kind (Note 8)	—	300,000	950,000	600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 8)	(100,000)	(350,000)	(650,000)	(200,000)
Shares Outstanding, End of Period	150,001	250,001	700,001	400,001
*	Commencement of investment operations.
(1)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout each period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)		Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions		Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2013	$25.35	$(0.43	)(8)	$(0.99)		$(1.42)	$—	$—		$—	$—		$23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)		1.25		0.97	—	(0.61)		(0.01)	(0.62)		25.35
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2013	24.02	(0.14	)(9)	3.68		3.54	—	(0.71)		—	(0.71)		26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)		(0.31)		(0.40)	—	(0.58)		—	(0.58)		24.02
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2013	24.88	(0.47)		1.03		0.56	—	—		—	—		25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)		0.46		0.06	—	(0.18)		—	(0.18)		24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2013	23.77	(0.05	)(10)	(2.64)		(2.69)	—	—	(12)	—	—	(12)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02		(0.83	)(11)	(0.81)	(0.02)	(0.40)		—	(0.42)		23.77
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.
(9)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(10)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(11)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(12)	Per share amount is less than $0.01.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2013	1.16%	3.40%	8.74%	(1.70	)%(8)	(7.04)%	(5.60)%	(7.28)%	211%	417%	$1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04	4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(9)	(3.28)	15.09	15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)	(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25	2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28	0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(10)	(0.74)	(11.31)	(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)	(3.13)	68	207	9,506

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2013

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of four series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

Following the recommendation of the Adviser, the Board of Trustees of the Trust approved the closing and subsequent liquidation of the QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Quality Fund pursuant to the terms of a Plan of Liquidation approved on October 19, 2012. The Funds were liquidated on November 19, 2012.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” The standard clarified the application of their existing fair value measurement requirements, changed certain principles related to measuring fair value, and required additional disclosures about fair value measurements. Required disclosures were expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs, is required. The standard was effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

The following is a summary of the valuations as of June 30, 2013, for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,075,279	$42,981	$—	$1,118,260
Liabilities:	(1,075,736)	(24,241)	—	(1,099,977)
Totals:	$(457)	$18,740	$—	$18,283
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,204,101	$53,417	$—	$1,257,518
Liabilities:	(1,202,459)	(13,057)	—	(1,215,516)
Totals:	$1,642	$40,360	$—	$42,002
QuantShares U.S. Market Neutral Size Fund
Assets:	$3,425,765	$138,841	$—	$3,564,606
Liabilities:	(3,428,748)	(93,116)	—	(3,521,864)
Totals:	$(2,983)	$45,725	$—	$42,742
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$13,263,433	$310,579	$—	$13,574,012
Liabilities:	(13,252,329)	(259,784)	—	(13,512,113)
Totals:	$11,104	$50,795	$—	$61,899
*	The tables above are based on market values or unrealized appreciation/ (depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the year ended June 30, 2013, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no significant transfers between Levels 1, 2, and 3 for the year ending June 30, 2013.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the year ended June 30, 2013.

Swaps

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the year ended June 30, 2013:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$265,291	$(265,170)
QuantShares U.S. Market Neutral Value Fund	415,833	(412,162)
QuantShares U.S. Market Neutral Size Fund	492,034	(492,685)
QuantShares U.S. Market Neutral Anti-Beta Fund	1,910,199	(1,918,812)

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2013
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$42,981	$24,241
QuantShares U.S. Market Neutral Value Fund			53,417	13,057
QuantShares U.S. Market Neutral Size Fund			138,841	93,116
QuantShares U.S. Market Neutral Anti-Beta Fund			310,579	259,784

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2013
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$22,764	$(29,417)
QuantShares U.S. Market Neutral Value Fund		31,528	36,858
QuantShares U.S. Market Neutral Size Fund		20,505	(5,670)
QuantShares U.S. Market Neutral Anti-Beta Fund		(231,600)	(57,533)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one period, the term of each repurchase agreement will always be less than one period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2013, management of the Funds has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2013 and 2012, were as follows:

	Year Ended June 30, 2013				Year Ended June 30, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$—	$—	$119,158	$2,160	$2,809	$124,127
QuantShares U.S. Market Neutral Value Fund	180,192	344	—	180,536	117,625	161	—	117,786
QuantShares U.S. Market Neutral Size Fund	—	—	—	—	53,783	877	—	54,660
QuantShares U.S. Market Neutral Anti-Beta Fund	—	1,288	—	1,288	85,246	210	—	85,456

At June 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(325,024)	$115,365
QuantShares U.S. Market Neutral Value Fund	—	—	(338,889)	(157,579)
QuantShares U.S. Market Neutral Size Fund	—	—	(507,881)	(394,425)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	(3,157,062)	(641,000)
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to: tax deferral of losses on wash sales and return of capital distributions.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, and nondeductible expenses resulted in the following reclassifications, as of June 30, 2013 among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
QuantShares U.S. Market Neutral Momentum Fund	$59,597	$(273,493)	$213,896
QuantShares U.S. Market Neutral Value Fund	4,251	(947,013)	942,762
QuantShares U.S. Market Neutral Size Fund	95,714	(241,348)	145,634
QuantShares U.S. Market Neutral Anti-Beta Fund	867	(837,558)	836,691

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2013, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2013:

Fund	Ordinary Late Year Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$17,726	$64,712	$82,438
QuantShares U.S. Market Neutral Value Fund	20,675	—	20,675
QuantShares U.S. Market Neutral Size Fund	67,698	440,183	507,881
QuantShares U.S. Market Neutral Anti-Beta Fund	40,291	1,596,607	1,636,898

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Fees and Other Transactions with Affiliates

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

The Adviser has contractually undertaken until October 31, 2014 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of average daily net assets for each Fund. This limitation was implemented on November 5, 2012. This expense limitation was 0.99% of average daily net assets prior to November 5, 2012, for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund and QuantShares U.S. Market Neutral Size Fund. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

For the year ended June 30, 2013, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$13,645	$130,135
QuantShares U.S. Market Neutral Value Fund	22,505	98,243
QuantShares U.S. Market Neutral Size Fund	24,968	99,158
QuantShares U.S. Market Neutral Anti-Beta Fund	92,701	1,107

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.99% or 1.49% (as described above related to the Operating Expense limitation) of the Fund’s average net assets. Any such repayment must be made within three years after the month in which the Adviser incurred the expense. As of June 30, 2013, the amounts eligible for recoupment and the period of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2015	2016	2017
QuantShares U.S. Market Neutral Momentum Fund	$164,927	$76,812	$—	$241,739
QuantShares U.S. Market Neutral Value Fund	156,825	63,467	—	220,292
QuantShares U.S. Market Neutral Size Fund	173,404	61,130	—	234,534
QuantShares U.S. Market Neutral Anti-Beta Fund	123,308	66,067	—	189,375

Foreside Financial Services, LLC has agreed to temporarily waive a portion of its fees until further notice.

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Funds will be subject to fee minimums in September of 2013.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units. As of June 30, 2013, none of the Funds had any transaction fees.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

9. Investment Transactions

For the year ended June 30, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$5,421,980	$8,763,061	$5,899,800	$4,801,811
QuantShares U.S. Market Neutral Value Fund	4,640,835	11,067,323	5,530,168	4,953,688
QuantShares U.S. Market Neutral Size Fund	4,588,538	4,482,872	5,545,590	1,425,255
QuantShares U.S. Market Neutral Anti-Beta Fund	18,768,225	41,625,217	23,135,827	41,108,629

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2013, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$3,429,881	$278,543
QuantShares U.S. Market Neutral Value Fund	6,887,691	970,813
QuantShares U.S. Market Neutral Size Fund	2,258,823	257,020
QuantShares U.S. Market Neutral Anti-Beta Fund	13,504,241	862,468

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2013, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
QuantShares U.S. Market Neutral Value Fund	$1,105,310
QuantShares U.S. Market Neutral Anti-Beta Fund	20,151,635

11. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had high total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value factor investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry, which and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

12. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds' maximum exposure under these arrangements is

FQF Trust
Notes to Financial Statements (continued)
June 30, 2013

unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds' indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Adviser is currently evaluating the application of ASU 2011-11 and its impact, if any, on the Fund’s financial statements.

In January 2013, the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Sections 210 or 815, or subject to an enforceable master netting arrangement or similar arrangement. The Adviser is currently evaluating the application of ASU 2013-01, and its impact, if any, on the Fund’s financial statements.

14. Significant Matter

At June 30, 2013, the Funds had amounts due from the Adviser pursuant to the Adviser’s fee waiver and expense limitation agreement with the Trust in the amounts set forth on the Statements of Assets and Liabilities under the caption “Receivables: Investment advisor”. Subsequent to June 30, 2013, the Adviser paid in full its outstanding liabilities to the Funds as of June 30, 2013. The Adviser’s fee waiver and expense limitation agreement is discussed in Note 4.

Also subsequent to June 30, 2013, there were redemptions of $10,169,086 and $2,580,959 from the QuantShares U.S. Market Neutral Anti-Beta Fund and QuantShares U.S. Market Neutral Size Fund, respectively, which significantly reduced the net assets of the Trust. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. The Adviser has disclosed to the Trustees that it is pursuing various strategic alternatives, including the completion of a short-term debt financing and a negotiation of an equity offering, which would allow for its continued operations, including paying its future obligations under its fee waiver and expense limitation agreement with the Trust. If the Adviser is successful in its efforts to recapitalize, it likely will lead to a change in control of the Adviser. However, if the Adviser is not successful in its efforts to recapitalize, it could result in the liquidation of the Funds. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

FQF Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of FQF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of each of the portfolios comprising FQF Trust (the “Funds”) at June 30, 2013, and the results of each of their operations, the changes in each of their net assets and financial highlights for the periods presented in the Funds’ June 30, 2013 Annual Report, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on this financial statement based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The accompanying financial statements have been prepared assuming that the Funds will continue as a going concern. As discussed in Note 14 to the financial statements, the Funds have experienced significant redemptions subsequent to June 30, 2013 and the Funds’ Adviser is pursuing various strategic alternatives, including the completion of a short-term debt financing and negotiation of an equity offering, which would allow for its continued operations, including paying its future obligations under its fee waiver and expense limitation agreement with the Funds. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 28, 2013

FQF Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, June 30, 2013.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, June 30, 2013.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$966.50	$18.33	3.76%
Hypothetical	$1,000.00	$1,006.15	$18.70	3.76%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$1,091.40	$14.83	2.86%
Hypothetical	$1,000.00	$1,010.61	$14.26	2.86%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$1,016.40	$18.40	3.68%
Hypothetical	$1,000.00	$1,006.55	$18.31	3.68%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$971.90	$11.15	2.28%
Hypothetical	$1,000.00	$1,013.49	$11.38	2.28%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, when available, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may not be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

For the fiscal year ended June 30, 2013, certain dividends paid by the Funds may be subject to a maximum rate of 20%. The Funds intend to designate the maximum amount allowable of ordinarily income distributions or the maximum allowable treated as qualified dividends. Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

A percentage of the dividends distributed for the year ended June 30, 2013 for QuantShares U.S. Market Neutral Value Fund qualifies for the dividends received deduction for corporate shareholders were 21.40%.

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Age	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Age: 68	Trustee	Since 2011	Principal, Dover Consulting LLC (2008 to present); Senior Vice President and Chief Compliance Officer, State Street Global Advisors (2001 to 2007)	4	None
Joseph A. Franco Age: 54	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present)	4	None
Richard S. Robie III Age: 52	Trustee	Since 2011	Consultant, Advent International (August 2010 to present) (private equity firm); Senior Managing Director and Chief Administration Officer, Putnam Investments (2003 to 2008)	4	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Age: 41	Trustee Vice President	Since 2010 Since 2011	Chief Financial Officer and Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	4	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustee, c/o FFCM, LLC, 800 Boylston Street, 16th Floor, Boston, MA 02199.
**	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9803 (collect).

FQF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
William C. Cox 10 High Street, Suite 302A Boston, MA 02110 Age: 47	Principal Financial Officer and Treasurer	Since 2013	Director, Foreside Management Services LLC (2013 to present); Department Head Vice President, Fund Administration, State Street Corporation (1997 to 2012).*
William H. DeRoche c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 50	President and Principal Chief Executive Officer	Since 2012	President and Chief Operating Officer, Adviser (October 2012 to present); Chief Executive Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003).
Ann E. Edgeworth 10 High Street, Suite 302A Boston, MA 02110 Age: 51	Chief Compliance Officer	Since 2011	Director, Foreside Compliance Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*
*	Mr. Cox and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

FQF Trust

800 Boylston Street, 16th Floor
Boston, MA 02199
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2013, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the years ended June 30, 2012 and June 30, 2013 were:

	2012	2013
Audit Fees (a)	$112,500	$51,000
Audit Related Fees (b)	0	–
Tax Fees (c)	57,400	$27,880
All Other Fees (d)	0	–
Total:	$169,900	$78,880

(b)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with June 30, 2012 and June 30, 2013 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2012 and June 30, 2013: $57,400 and $27,880.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
October 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
October 9, 2013

By:	/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
October 9, 2013